    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 28, 2002

                                                     REGISTRATION NOS.:  2-71558
                                                                        811-3165

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                FORM N-1A
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933                   /X/
                    PRE-EFFECTIVE AMENDMENT NO. _____                   / /
                     POST-EFFECTIVE AMENDMENT NO. 25                    /X/
                                  AND/OR
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                              /X/
                            AMENDMENT NO. 26                            /X/

                              -------------------

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397

                                BARRY FINK, ESQ.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                            MAYER, BROWN, ROWE & MAW
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

         ---    immediately upon filing pursuant to paragraph (b)
          X     on August 28, 2002 pursuant to paragraph (b)
         ---
                60 days after filing pursuant to paragraph (a)
         ---
                on (date) pursuant to paragraph (a) of rule 485
         ---

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           [MORGAN STANLEY LOGO]

Active Assets -- Money Trust
            Tax-Free Trust
            California Tax-Free Trust
            Government Securities Trust

FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS AND TO OTHER INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH MORGAN STANLEY DW INC.


FOR INFORMATION ON THE ACTIVE ASSETS OR BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM AND/OR CALL (800) 869-3326 (FOR THE ACTIVE ASSETS PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).



                                                    Prospectus - August 28, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

Eligible Investors/Overview     .................................................                   1

The Funds
Active Assets
Money Trust                     INVESTMENT OBJECTIVES............................                   2
                                PRINCIPAL INVESTMENT STRATEGIES..................                   2
                                PRINCIPAL RISKS..................................                   2
                                PAST PERFORMANCE.................................                   3
                                FEES AND EXPENSES................................                   4
Active Assets
Tax-Free Trust                  INVESTMENT OBJECTIVE.............................                   5
                                PRINCIPAL INVESTMENT STRATEGIES..................                   5
                                PRINCIPAL RISKS..................................                   5
                                PAST PERFORMANCE.................................                   6
                                FEES AND EXPENSES................................                   7
Active Assets
California
Tax-Free Trust                  INVESTMENT OBJECTIVE.............................                   8
                                PRINCIPAL INVESTMENT STRATEGIES..................                   8
                                PRINCIPAL RISKS..................................                   8
                                PAST PERFORMANCE.................................                   9
                                FEES AND EXPENSES................................                  10

Active Assets
Government
Securities Trust                INVESTMENT OBJECTIVES............................                  11
                                PRINCIPAL INVESTMENT STRATEGIES..................                  11
                                PRINCIPAL RISKS..................................                  12
                                PAST PERFORMANCE.................................                  12
                                FEES AND EXPENSES................................                  13

Fund Management                 .................................................                  14

Shareholder Information         PRICING FUND SHARES..............................                  15
                                HOW ARE FUND INVESTMENTS MADE?...................                  15
                                HOW ARE FUND SHARES SOLD?........................                  16
                                DISTRIBUTIONS....................................                  18
                                TAX CONSEQUENCES.................................                  18

Financial Information           .................................................                  20

                                THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                                PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Eligible Investors/Overview

Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to:
(i) participants in the Active Assets-Registered Trademark- or BusinesScape-SM-financial service programs offered by Morgan Stanley DW Inc. ("Morgan Stanley DW") (the "Financial Service Programs"); and (ii) other investors who have a brokerage account with Morgan Stanley DW. (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' Investment Manager.)


Participants in the Financial Service Programs are offered a Morgan Stanley DW brokerage account that is linked to the Funds, as well as to Active Assets Institutional Money Trust (another money market fund participating in the Financial Service Programs), a debit card, checkwriting privileges and, in the case of the Active Assets Program, a federally insured bank account. In addition, participants in the BusinesScape Program may have access to a commercial line of credit.



There is an annual fee for participating in the Active Assets Program and the BusinesScape Program. Please refer to the client account agreement for each program for details. At any time, Morgan Stanley DW may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Funds
Active Assets Money Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Fund's investments include the following money market instruments:

                           - Commercial paper.

                           - Corporate obligations.

                           - Debt obligations of U.S.-regulated banks and
                             instruments secured by those obligations. These investments include certificates of deposit.

                           - Certificates of deposit of savings banks and
                             savings and loan associations.

                           - Debt obligations issued or guaranteed as to
                             principal and interest by the U.S. government, its agencies or its instrumentalities.

                           - Repurchase agreements, which may be viewed as a
                             type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.
[End Sidebar]

In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Foreign Money Market Securities. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 3.47%
'93  2.80%
'94  3.87%
'95  5.72%
'96  5.19%
'97  5.32%
'98  5.28%
'99  4.88%
2000 6.09%
'01  4.15%


During the periods shown in the bar chart, the highest return for a calendar quarter was 1.55% (quarter ended September 30, 2000) and the lowest return for a calendar quarter was 0.63% (quarter ended December 31, 2001). Year-to-date total return information as of June 30, 2002 was 0.77%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
-------------------------------------------------------------------------------
                             PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
-------------------------------------------------------------------------------
 Active Assets Money Trust       4.15%             5.14%               4.67%
-------------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2002.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

                            ANNUAL FUND OPERATING EXPENSES
                            ----------------------------------------------------


 Management fee                                               0.26%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.04%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.40%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $41            $128            $224            $505
---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.

                           The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.
[End Sidebar]

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 2.53%
'93  1.99%
'94  2.38%
'95  3.36%
'96  2.98%
'97  3.14%
'98  2.95%
'99  2.74%
2000 3.57%
'01  2.33%


During the periods shown in the bar chart, the highest return for a calendar quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.37% (quarter ended December 31, 2001). Year-to-date total return information as of June 30, 2002 was 0.51%.



AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
-------------------------------------------------------------------------------
                             PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
-------------------------------------------------------------------------------
 Active Assets Tax-Free
 Trust                           2.33%             2.95%               2.80%
-------------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2002.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------
 Management fee                                       0.35%
--------------------------------------------------------------
 Distribution and service (12b-1) fees                0.10%
--------------------------------------------------------------
 Other expenses                                       0.03%
--------------------------------------------------------------
 Total annual Fund operating expenses                 0.48%
--------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $49            $154            $269            $604
---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets California Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

[End Sidebar]

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 2.14%
'93  1.72%
'94  2.20%
'95  3.10%
'96  2.73%
'97  2.88%
'98  2.58%
'99  2.35%
2000 2.90%
'01  1.86%


During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.30% (quarter ended December 31, 2001). Year-to-date total return as of June 30, 2002 was 0.42%.

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2002.

[End Sidebar]


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
------------------------------------------------------------------------------
                                                               LIFE OF FUND
                                PAST 1 YEAR   PAST 5 YEARS   (SINCE 11/12/91)
------------------------------------------------------------------------------
 Active Assets California
 Tax-Free Trust                    1.86%         2.51%             2.45%
------------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------
 Management fee                                       0.47%
--------------------------------------------------------------
 Distribution and service (12b-1) fees                0.10%
--------------------------------------------------------------
 Other expenses                                       0.03%
--------------------------------------------------------------
 Total annual Fund operating expenses                 0.60%
--------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $61            $192            $335            $750
---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Government Securities Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                           The Fund will invest in high quality, short-term U.S. government securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                           The U.S. Government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.
[End Sidebar]

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.

Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 3.25%
'93  2.57%
'94  3.61%
'95  5.40%
'96  4.89%
'97  4.99%
'98  4.96%
'99  4.58%
2000 5.82%
'01  3.77%


During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.53% (quarter ended December 31, 2001). Year-to-date total return information as of June 30, 2002 was 0.65%.

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2002.

[End Sidebar]


AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
--------------------------------------------------------------------------------
                                PAST 1 YEAR      PAST 5 YEARS      PAST 10 YEARS
--------------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                   3.77%            4.82%              4.38%
--------------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------
 Management fee                                       0.41%
--------------------------------------------------------------
 Distribution and service (12b-1) fees                0.10%
--------------------------------------------------------------
 Other expenses                                       0.02%
--------------------------------------------------------------
 Total annual Fund operating expenses                 0.53%
--------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR           3 YEARS         5 YEARS        10 YEARS
---------------------------------------------------------
   $54            $170            $296            $665
---------------------------------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $125 billion in assets under management as of July 31, 2002.

[End Sidebar]
Fund Management


Each Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY, 10020.



                           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 2002, each Fund accrued total compensation to the Investment Manager as follows:



                                                      INVESTMENT MANAGEMENT
                                                           FEE ACCRUED
                                                       (AS A PERCENT OF THE
FUND                                                FUND'S AVERAGE NET ASSETS)
------------------------------------------------------------------------------
 Active Assets Money Trust                                    0.26%
------------------------------------------------------------------------------
 Active Assets Tax-Free Trust                                 0.35%
------------------------------------------------------------------------------
 Active Assets California Tax-Free Trust                      0.47%
------------------------------------------------------------------------------
 Active Assets Government Securities Trust                    0.41%
------------------------------------------------------------------------------

[Sidebar]

CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

                           PARTICIPANTS:

                           Cash balances in your Financial Service Program account (through the Active Assets Program or the BusinesScape Program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Institutional Money Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. If you are a participant in the BusinesScape Program, you may select more than one fund unless you select to invest in Active Assets Institutional Money Trust. Alternatively, if you are a participant in the Active Assets Program, you may choose to have your cash balances deposited in a federally insured bank account designated by Morgan Stanley DW rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.


Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the account.

Dividends are not earned until the next business day following the purchase of Fund shares.

If you make a cash payment into your account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the account will be credited until federal or other immediately available funds become available to the account.

There is no minimum investment amount for participants, although the current minimum initial deposit into an Active Assets account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.

NON-PARTICIPANTS:

To invest in any of the Funds, contact your Morgan Stanley Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Morgan Stanley DW. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).



Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Financial Service Programs and, as such, the Funds do not offer typical money market fund features, such as checkwriting privileges, to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Financial Advisor.


PLAN OF DISTRIBUTION:
Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

PARTICIPANTS:
AUTOMATIC SALES. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

(a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);

(b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or


(c) calling your Morgan Stanley Financial Advisor.


Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Morgan Stanley DW Inc. may take the authorized steps described in your client account agreement.

NON-PARTICIPANTS:
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account.


You may also sell your shares by writing a "letter of instruction" that includes:

- your account number;


- the name of the Fund;


- the dollar amount or the number of shares you wish to sell; and

- the signature of each owner as it appears on the account.


If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at
(800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.


After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Certain Morgan Stanley DW brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Financial Advisor.

PARTICIPANTS AND NON-PARTICIPANTS:
Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.


If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether the shareholder receives them in cash or reinvests them in shares of a Fund. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.


Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Active Assets Money Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

                                                                           FOR THE YEAR ENDED JUNE 30,
                                                               ----------------------------------------------------
                                                                 2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                           0.023      0.056      0.054      0.048      0.052
-------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                      (0.023)*   (0.056)*   (0.054)    (0.048)    (0.052)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                                     2.33%      5.76%      5.50%      4.92%      5.38%
-------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------
 Expenses                                                         0.40%      0.41%      0.42%      0.43%      0.44%
-------------------------------------------------------------------------------------------------------------------
 Net investment income                                            2.32%      5.58%      5.38%      4.78%      5.24%
-------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                        $25,038    $26,212    $20,972    $15,989    $11,922
-------------------------------------------------------------------------------------------------------------------

 *    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            U.S. Government & Agency Obligations (55.9%)
$  483,650  Federal Home Loan Banks
             07/10/02 - 12/20/02...............  1.71 - 2.04%   $   480,494,606
 5,899,900  Federal Home Loan Mortgage Corp.
             07/01/02 - 12/30/02...............   1.76 - 1.94     5,877,696,363
 4,713,075  Federal National Mortgage Assoc.
             07/12/02 - 12/30/02...............   1.74 - 3.56     4,695,019,800
 2,953,750  U.S. Treasury Bills
             07/05/02 - 12/26/02...............   1.74 - 1.89     2,941,751,019
                                                                ---------------
            Total U.S. Government & Agency Obligations
             (COST $13,994,961,788)...........................   13,994,961,788
                                                                ---------------
            Commercial Paper (37.8%)
            BANKING (0.2%)
    50,000  Citicorp
             07/08/02..........................      1.77            49,977,875
                                                                ---------------
            FINANCE - AUTOMOTIVE (0.2%)
    53,050  American Honda Finance Corp.
             08/19/02..........................      1.76            52,918,480
                                                                ---------------
            FINANCE - CONSUMER (7.0%)
    95,900  American Express Credit Corp.
             07/16/02..........................      1.75            95,820,749
   684,500  FCAR Owner Trust
             07/10/02 - 08/23/02...............   1.78 - 1.80       683,330,272
   920,000  New Center Asset Trust
             08/14/02 - 10/21/02...............   1.78 - 1.83       916,435,913
    57,300  Wells Fargo Financial Inc.
             07/01/02..........................      1.76            57,294,397
                                                                ---------------
                                                                  1,752,881,331
                                                                ---------------
            FINANCE - CORPORATE (2.1%)
   530,000  CIESCO, L.P.
             07/03/02 - 09/04/02...............   1.78 - 1.89       529,366,554
                                                                ---------------
            FINANCIAL CONGLOMERATES (5.8%)
 1,238,100  General Electric Capital Corp.
             07/08/02 - 12/31/02...............   1.78 - 2.26     1,233,121,033

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

$  210,000  Mortgage Interest Networking Trust
             07/08/02 - 08/26/02...............  1.80 - 1.82%   $   209,598,933
                                                                ---------------
                                                                  1,442,719,966
                                                                ---------------
            INTEGRATED OIL (0.3%)
    75,000  ChevronTexaco Corp.
             08/27/02..........................      1.77            74,783,667
                                                                ---------------
            INTERNATIONAL BANKS (21.7%)
    87,500  ANZ (DE) Inc.
             07/10/02 - 09/20/02...............   1.80 - 1.83        87,299,580
   814,550  Abbey National North America LLC
             07/23/02 - 10/18/02...............   1.79 - 2.03       811,941,692
   135,000  BNP Paribas Finance, Inc.
             07/09/02..........................      1.79           134,933,250
   650,000  Barclays U.S. Funding Corp.
             07/17/02 - 09/11/02...............   1.83 - 1.86       648,120,806
   965,600  Canadian Imperial Holdings Inc.
             08/20/02 - 09/23/02...............   1.80 - 1.82       962,072,251
   869,900  Deutsche Bank Financial LLC
             07/10/02 - 08/13/02...............   1.79 - 1.86       868,833,839
   870,000  Societe Generale N.A. Inc.
             07/26/02 - 09/26/02...............   1.77 - 1.79       867,906,442
   300,000  Toronto-Dominion Holdings USA Inc.
             08/09/02..........................      1.81           299,385,000
   750,000  UBS Finance (Delaware) LLC
             07/02/02 - 09/09/02...............   1.77 - 1.88       747,942,319
                                                                ---------------
                                                                  5,428,435,179
                                                                ---------------
            INVESTMENT BANKS/BROKERS (0.5%)
   126,000  Goldman Sachs Group Inc. (The)
             07/01/02 - 07/03/02...............   1.78 - 1.80       125,984,009
                                                                ---------------
            Total Commercial Paper
             (COST $9,457,067,061)............................    9,457,067,061
                                                                ---------------
            Certificates of Deposit (4.2%)
   200,000  Citibank, N.A.
             08/21/02..........................      1.81           200,000,000
   793,100  State Street Bank & Trust Co.
             07/11/02 - 08/13/02...............   1.79 - 1.99       793,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
22

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

$   70,000  Wells Fargo Bank, N.A.
             08/30/02..........................      1.76%      $    70,000,000
                                                                ---------------
            Total Certificates of Deposit
             (COST $1,063,100,000)............................    1,063,100,000
                                                                ---------------
            Short-Term Bank Notes (2.1%)
   100,000  Bank of America, N.A.
             09/05/02..........................      1.82           100,000,000
   100,000  Bank One, Columbus, N.A.
             08/09/02..........................      1.78           100,000,000
    75,000  LaSalle Bank, N.A.
             09/18/02..........................      1.87            75,000,000
   250,000  U.S. Bank, N.A., Cincinnati
             08/23/02..........................      1.79           250,000,000
                                                                ---------------
            Total Short-Term Bank Notes
             (COST $525,000,000)..............................      525,000,000
                                                                ---------------

            Total Investments
             (COST $25,040,128,849) (a)........      100.0%      25,040,128,849

            Liabilities in Excess of Other
             Assets............................       (0.0)          (2,451,474)
                                                     -----      ---------------
            Net Assets.........................      100.0%     $25,037,677,375
                                                     =====      ===============

---------------------

 (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost
 $25,040,128,849).................................   $25,040,128,849
Cash..............................................             9,529
Receivable for:
  Interest........................................         4,999,830
  Shares of beneficial interest sold..............            14,717
Prepaid expenses and other assets.................           369,063
                                                     ---------------
    Total Assets..................................    25,045,521,988
                                                     ---------------
Liabilities:
Payable for:
  Investment management fee.......................         5,109,711
  Distribution fee................................         1,949,914
Accrued expenses and other payables...............           784,988
                                                     ---------------
    Total Liabilities.............................         7,844,613
                                                     ---------------
    Net Assets....................................   $25,037,677,375
                                                     ===============
Composition of Net Assets:
Paid-in-capital...................................   $25,037,662,059
Accumulated undistributed net investment income...            15,316
                                                     ---------------
    Net Assets....................................   $25,037,677,375
                                                     ===============
Net Asset Value Per Share,
 25,037,662,059 shares outstanding (unlimited
 shares authorized of $.01 par value).............   $          1.00
                                                     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
24

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................   $ 729,350,132
                                                     -------------
Expenses
Investment management fee.........................      70,005,737
Distribution fee..................................      26,580,006
Transfer agent fees and expenses..................       9,648,448
Custodian fees....................................         860,437
Shareholder reports and notices...................         463,378
Registration fees.................................         152,662
Professional fees.................................          51,223
Trustees' fees and expenses.......................          18,798
Other.............................................         122,708
                                                     -------------
    Total Expenses................................     107,903,397
                                                     -------------

    Net Investment Income.........................     621,446,735

    Net Realized Gain.............................          84,074
                                                     -------------

Net Increase......................................   $ 621,530,809
                                                     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2002    JUNE 30, 2001
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   621,446,735  $ 1,382,581,631
Net realized gain.......................           84,074          241,472
                                          ---------------  ---------------

    Net Increase........................      621,530,809    1,382,823,103
                                          ---------------  ---------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (621,446,027)  (1,382,571,003)
Net realized gain*......................          (84,074)        (242,436)
                                          ---------------  ---------------

    Total Dividends and Distributions...     (621,530,101)  (1,382,813,439)
                                          ---------------  ---------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................   (1,174,174,409)   5,239,693,168
                                          ---------------  ---------------

    Net Increase (Decrease).............   (1,174,173,701)   5,239,702,832
Net Assets:
Beginning of period.....................   26,211,851,076   20,972,148,244
                                          ---------------  ---------------

End of Period (Including accumulated
 undistributed net investment income of
 $15,316 and $14,608, respectively).....  $25,037,677,375  $26,211,851,076
                                          ===============  ===============

---------------------

 *    SHORT-TERM GAINS ONLY.

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
26

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

$1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding
$3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; and 0.247% to the portion of daily net assets exceeding $25 billion. Effective
May 1, 2002, the Agreement was amended to reduce the annual rate to 0.246% of the portion of the daily net assets exceeding $30 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $105,154,562,780 and $107,295,414,956, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $38,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,276. At June 30, 2002, the Fund had an accrued pension liability of $56,773 which is included in accrued expenses in the Statement of Assets and Liabilities.

                           ACTIVE ASSETS MONEY TRUST
28

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2002    JUNE 30, 2001
                                          ---------------  ---------------
Shares sold.............................   77,921,269,151   90,418,139,741
Shares issued in reinvestment of
 dividends and distributions............      620,058,475    1,380,414,553
                                          ---------------  ---------------
                                           78,541,327,626   91,798,554,294
Shares redeemed.........................  (79,715,502,035) (86,558,861,126)
                                          ---------------  ---------------
Net increase (decrease) in shares
 outstanding............................   (1,174,174,409)   5,239,693,168
                                          ===============  ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2002, 14.62% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST
30

Active Assets Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

                                                                              FOR THE YEAR ENDED JUNE 30,
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                    0.014           0.033           0.031           0.027           0.031
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income               (0.014)         (0.033)         (0.031)         (0.027)         (0.031)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                              1.38%           3.34%           3.15%           2.73%           3.11%
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses (before expense offset)                          0.48%(1)        0.48%           0.50%           0.52%           0.54%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                     1.38%           3.28%           3.11%           2.68%           3.05%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                  $2,947          $3,075          $2,660          $2,290          $1,869
---------------------------------------------------------------------------------------------------------------------------------

 (1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

----------------------------------------------------------------------------

           Short-Term Variable Rate Municipal Obligations (79.1%)

           ARIZONA
 $ 5,100   Maricopa County, Arizona
            Public Service Co Palo Verde
            1994 Ser C...................   1.85%  07/01/02   $    5,100,000
   2,400   Pinal County Industrial
            Development Authority,
            Newmont
            Mining Co Ser 1984...........   1.85   07/01/02        2,400,000
  22,100   Tempe, Excise Tax Ser 1998....   1.80   07/01/02       22,100,000

           CALIFORNIA
   5,300   California Health Facilities
            Financing Authority,
            Adventist Health System West
            1998 Ser B (MBIA)............   1.85   07/01/02        5,300,000
     100   California Statewide Community
            Development Authority,
             John Muir/Mt Diablo Health
            System
            Ser 1997 COPs (Ambac)........   1.93   07/01/02          100,000
           Orange County Sanitation District,
  11,400     Ser 1992 COPs (Ambac).......   1.10   07/08/02       11,400,000
   1,100     Ser 2000 A COPs.............   1.75   07/01/02        1,100,000
  10,610   Turlock Irrigation District,
            Ser 1988 A...................   1.20   07/08/02       10,610,000

           COLORADO
  15,000   Colorado Student Obligation
            Bond Authority, Ser 1989A
            (Ambac) (AMT)................   1.33   07/08/02       15,000,000
  15,000   Denver City & County, Airport
            System Refg Ser 2000 C (MBIA)
            (AMT)........................   1.35   07/08/02       15,000,000

           CONNECTICUT
  35,000   Connecticut, 1997 Ser B.......   1.05   07/08/02       35,000,000
           Connecticut Health & Educational Facilities Authority,
   7,300     Quinnipiac University,
             Ser F.......................   1.80   07/01/02        7,300,000
  38,500     Yale University, Ser T-2....   1.05   07/08/02       38,500,000
  20,000     Yale University, Ser U-2....   1.00   07/08/02       20,000,000

           DELAWARE
  14,000   Delaware Economic Development
            Authority, Delaware Clean
            Power Ser 1997 C (AMT).......   1.45   07/08/02       14,000,000
  10,000   University of Delaware,
            Ser 1998.....................   1.25   07/08/02       10,000,000

           DISTRICT OF COLUMBIA
           District of Columbia,
  16,000     George Washington
             University, Ser 1999 C
             (MBIA)......................   1.15   07/08/02       16,000,000
  18,275     Multi-Modal 2000 Ser B
             (FSA).......................   1.25   07/08/02       18,275,000

           FLORIDA
  22,250   Dade County Industrial
            Development Authority,
            Dolphins Stadium Ser 1985
            B & C........................   1.25   07/08/02       22,250,000
  30,000   Jacksonville Health Facilities
            Authority, Charity Obligated
            Group Ser 1997 C (MBIA)......   1.25   07/08/02       30,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
32

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

 $14,000   Orlando Utility Commission,
            Water & Electric System
            Ser 2002 A...................   1.15%  07/08/02   $   14,000,000
  20,000   Pasco County School Board,
            Ser 1996 COPs (Ambac)........   1.25   07/08/02       20,000,000
  30,845   Sunshine State Government
            Financing Commission,
            Ser 1986A (Ambac)............   1.30   07/08/02       30,845,000
  18,600   Tampa Bay Water, Utility
            System Ser 2002 (AMT)........   1.30   07/08/02       18,600,000
  18,300   Volusia County Health
            Facilities Authority, Pooled
            Ser 1985 (FGIC)**............   1.26   07/08/02       18,300,000

           GEORGIA
  21,000   Albany-Dougherty County
            Hospital Authority,
            Phoebe-Putney Memorial
            Hospital Ser 1991
            (Ambac)**....................   1.30   07/08/02       21,000,000
           Atlanta, Water & Wastewater
  50,000     Ser 2001 B (FSA)............   1.15   07/08/02       50,000,000
   1,200     Ser 2002 C (FSA)............   1.75   07/01/02        1,200,000
  13,700   Clayton County Hospital
            Authority, Southern Regional
            Medical Center
            Ser 1998B**..................   1.25   07/08/02       13,700,000
  12,000   Georgia Municipal Electric
            Authority, Ser 1985 B........   1.10   07/08/02       12,000,000
  20,000   Metropolitan Atlanta Rapid
            Transit Authority, Ser 2000
            A............................   1.25   07/08/02       20,000,000

           ILLINOIS
  15,000   Chicago, Metropolitan Water
            Reclamation District 2002
            Ser A........................   1.20   07/08/02       15,000,000
  10,000   Cook County, Ser 2002 B.......   1.43   07/08/02       10,000,000
           Illinois Development Finance Authority,
  20,000     Chicago Symphony
             Ser 1996....................   1.25   07/08/02       20,000,000
  17,000     Palos Community Hospital
             Ser 1994....................   1.30   07/08/02       17,000,000
  33,500   Illinois Health Facilities
            Authority, Northwestern
            Memorial Hospital, Ser 1995,
            Ser 2002 A & B...............   1.85   07/01/02       33,500,000
  19,900   Illinois Toll Highway
            Authority, Refg 1993 Ser B
            (MBIA).......................   1.20   07/08/02       19,900,000

           KENTUCKY
  11,500   Breckinridge County,
            Association of Counties
            Leasing Trust 2002 Ser A.....   1.85   07/01/02       11,500,000
  22,500   Kenton County Airport Board,
            Flight Safety International
            Inc
            Ser 2001 A (AMT).............   1.33   07/08/02       22,500,000
           Louisville & Jefferson County Regional Airport Authority,
  22,400     United Parcel Service of
             America Ser 1999A (AMT).....   1.90   07/01/02       22,400,000
  39,400     United Parcel Service of
             America Ser 1999C (AMT).....   1.70   07/01/02       39,400,000

           LOUISIANA
  13,700   New Orleans Aviation Board,
            Ser 1993 B (MBIA)**..........   1.35   07/08/02       13,700,000

           MASSACHUSETTS
  50,280   Massachusetts, Refg 1998
            Ser B........................   1.15   07/08/02       50,280,000
   7,000   Massachusetts Bay
            Transportation Authority,
            Ser 2000.....................   1.10   07/08/02        7,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           Massachusetts Health & Educational Facilities Authority,
 $20,000     Bentley College Ser K.......   1.25%  07/08/02   $   20,000,000
  16,300     Harvard University Ser 1999
             R...........................   1.10   07/08/02       16,300,000
  40,000     Harvard University Ser 1999
             R...........................   1.20   07/08/02       40,000,000
           Massachusetts Water Resources Authority,
   9,900     Multi-Modal Sub 1999
             Ser B.......................   1.15   07/08/02        9,900,000
  33,100     Multi-Modal Sub 2001 Ser A
             (FGIC)......................   1.20   07/08/02       33,100,000

           MICHIGAN
           Detroit, Sewage Disposal System
  20,000     Second Lien Ser 2000 E
             (FGIC)......................   2.12   10/03/02       20,000,000
  59,970     Senior Lien Ser 2001 C-1
             (FSA).......................   1.20   07/08/02       59,970,000
  25,000   Detroit, Water Supply System
            Refg Second Lien Ser 2001-C
            (FGIC).......................   1.20   07/08/02       25,000,000
   8,600   Holt Public Schools, Ser 2000
            B............................   1.15   07/08/02        8,600,000
  33,200   Michigan, Grant Anticipation
            Notes Ser 2001 A & B.........   1.20   07/08/02       33,200,000
  11,000   Oakland University,
            Ser 2001.....................   1.25   07/08/02       11,000,000
  29,875   Saline Area Schools Ser 2000
            B............................   1.15   07/08/02       29,875,000

           MINNESOTA
  40,985   Minneapolis, Convention Center
            Ser 1999.....................   1.20   07/08/02       40,985,000
  20,000   Minnesota Housing Finance
            Agency, Residential Housing
            Ser B (AMT)..................   1.90   12/04/02       20,000,000
  26,465   University of Minnesota
            Regents, Ser 1999A &
            Ser 2001A....................   1.25   07/08/02       26,465,000

           MISSISSIPPI
   8,500   Jackson County, Chevron USA
            Inc Ser 1993.................   1.85   07/01/02        8,500,000

           MISSOURI
  18,215   Lee's Summit, Multifamily
            Housing Ser 2001 A...........   1.40   07/08/02       18,215,000
           Missouri Health & Educational Facilities Authority,
   2,900     Cox Health System Ser 1997
             (MBIA)......................   1.85   07/01/02        2,900,000
  20,000     Stowers Institute
             Ser 2002....................   1.25   07/08/02       20,000,000
  23,300   University of Missouri,
            Ser 2000 B...................   1.85   07/01/02       23,300,000

           NEVADA
           Clark County,
   9,000     Airport Sub Lien Ser 1999
             B-1 (AMT)...................   1.30   07/08/02        9,000,000
  47,000     Airport Sub Lien Ser 2001 C
             (FGIC)......................   1.20   07/08/02       47,000,000

           NEW HAMPSHIRE
           New Hampshire Higher Educational & Health Facilities Authority,
  16,000     Dartmouth College
             Ser 2002....................   1.15   07/08/02       16,000,000
  10,000     St Paul 's School
             Ser 1998**..................   1.30   07/08/02       10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
34

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           NEW MEXICO
           Farmington,
 $12,660     Arizona Public Service Co
             Ser 1994 B..................   1.80%  07/01/02   $   12,660,000
  21,900     Arizona Public Service Co
             1994 Ser C (AMT)............   1.75   07/01/02       21,900,000

           NEW YORK
  10,100   Long Island Power Authority,
            Electric, Ser 2 Subser 2A....   1.10   07/08/02       10,100,000
   3,500   New York City, 1992 Ser D
            (FGIC).......................   1.15   07/08/02        3,500,000
           New York State Energy Research & Development Authority,
   4,200     Consolidated Edison Co of
             New York Ser 2001 A-3
             (AMT).......................   1.20   07/08/02        4,200,000
     200     New York State Electric &
             Gas Corp Ser 1994 D.........   1.85   07/01/02          200,000
  13,180   New York State Local
            Government Assistance
            Corporation, Ser 1993 A......   1.10   07/08/02       13,180,000
  13,000   Triborough Bridge & Tunnel
            Authority Special Obligation
            Refunding,
            Ser 2000 A...................   1.15   07/08/02       13,000,000

           NORTH CAROLINA
  10,800   Charlotte, Fiscal 2002
            Ser C........................   1.25   07/08/02       10,800,000
  29,000   Charlotte-Mecklenberg Hospital
            Authority, Health Care System
            Ser C........................   1.15   07/08/02       29,000,000
   6,900   Durham, Ser 1993A COPs........   1.30   07/08/02        6,900,000
  25,000   Mecklenburg County, Ser 2001
            COPs.........................   1.25   07/08/02       25,000,000
           North Carolina Educational Facilities Finance Agency,
  23,200     Duke University
             Ser 1987A & Ser 1991B **....   1.00   07/08/02       23,200,000
  13,100     The Bowman Gray School of
             Medicine Ser 1996...........   1.29   07/08/02       13,100,000
           North Carolina Medical Care Commission,
   3,850     Duke University Hospital
             Ser 1985 B..................   1.20   07/08/02        3,850,000
  39,350     North Carolina Baptist
             Hospitals Ser 2000..........   1.29   07/08/02       39,350,000
  10,000   The University of North
            Carolina at Chapel Hill,
            Ser 2001 C...................   1.10   07/08/02       10,000,000

           OHIO
   9,400   Cleveland Airport System
            Ser 1997 D (AMT).............   1.30   07/08/02        9,400,000
   9,900   Columbus, Unlimited Tax
            Ser 1995-1...................   1.10   07/08/02        9,900,000
  20,000   Ohio State University General
            Receipts Ser 1999 B..........   1.50   07/08/02       20,000,000

           OKLAHOMA
           Oklahoma Water Resources Board, State Loan Program
  44,315     Ser 1994A, Ser 1995 &
             Ser 1999....................   1.40   09/03/02       44,315,000
  20,000     Ser 2001....................   1.83   10/01/02       20,000,000

           OREGON
  29,000   Oregon, Veterans Ser 73 G.....   1.25   07/08/02       29,000,000

           PENNSYLVANIA
   7,900   Geisinger Authority, Geisinger
            Health System Ser 2000.......   1.85   07/01/02        7,900,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           Pennsylvania Higher Education Assistance Agency,
 $25,000     Student Loan 1988 Ser B
             (Ambac) (AMT)...............   1.30%  07/08/02   $   25,000,000
  40,000     Student Loan 1997 Ser A &
             2001 Ser A (Ambac) (AMT)....   1.35   07/08/02       40,000,000
  24,100   York General Authority,
            Harrisburg School District
            Subser 1996 B (Ambac)........   1.25   07/08/02       24,100,000

           SOUTH CAROLINA
  24,000   Greenwood County, Fuji Photo
            Film Inc Ser 2001............   1.35   07/08/02       24,000,000
  21,000   Piedmond Municipal Power
            Agency, Ser 1997 A (MBIA)....   1.35   07/08/02       21,000,000

           TENNESSEE
           Clarksville Public Building Authority,
  31,430     Pooled Financing
             Ser 1995....................   1.25   07/08/02       31,430,000
   8,000     Pooled Financing
             Ser 2001....................   1.85   07/01/02        8,000,000
   7,900   Memphis Airport, Refg
            Ser 1995 B (AMT).............   1.40   07/08/02        7,900,000
           Montgomery County Public Building Authority,
  58,975     Pool Ser 1997 & 1999........   1.25   07/08/02       58,975,000
  11,000     Pool Ser 2002...............   1.85   07/01/02       11,000,000

           TEXAS
  30,000   Brownsville, Texas Utilities
            System Ser A (MBIA)..........   1.20   07/08/02       30,000,000
   2,800   Gulf Coast Waste Disposal
            Authority, Exxon Corp
            Ser 1995.....................   1.80   07/01/02        2,800,000
           Harris County,
  15,000     Toll Road Unlimited Tax Sub
             Lien Ser G..................   1.20   07/08/02       15,000,000
  18,335     Toll Road Unlimited Tax Sub
             Lien Ser 1994 D.............   1.15   07/08/02       18,335,000
   4,000   Harris County Health
            Facilities Development
            Corporation,
            St Luke's Episcopal Hospital
            Ser 2001 B...................   1.85   07/01/02        4,000,000
           Harris County Industrial Development Corp.
   1,500     Exxon Corp Ser 1984 A.......   1.85   07/01/02        1,500,000
  11,900     Exxon Corp Ser 1997 (AMT)...   1.75   07/01/02       11,900,000
   7,100   Lower Neches Valley Authority,
            Exxon Oil Refining Ser 1999
            (AMT)........................   1.90   07/01/02        7,100,000
  25,000   Northside Independent School
            District Ser 2001 A..........   3.00   08/01/02       25,008,838
  46,900   Texas Municipal Gas
            Corporation, Senior Lien
            Ser 1998**...................   1.25   07/08/02       46,900,000
   6,000   University of Texas System,
            Refg Ser 2001 A..............   1.25   07/08/02        6,000,000

           UTAH
  18,600   Eagle Mountain, Gas & Electric
            Ser 2001.....................   1.20   07/08/02       18,600,000
           Intermountain Power Agency,
  25,000     1985 Ser E (Ambac)..........   1.50   12/02/02       25,000,000
  10,700     1985 Ser F (Ambac)..........   1.50   09/16/02       10,700,000
  24,200   Salt Lake County, Service
            Station Holdings British
            Petroleum Ser 1994 B.........   1.85   07/01/02       24,200,000
   5,000   Utah County, IHC Health
            Services Inc 2002 Ser B......   1.85   07/01/02        5,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
36

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           VIRGINIA
 $15,000   Chesapeake Hospital Authority,
            Chesapeake General Hospital
            Ser 2001 A...................   1.25%  07/08/02   $   15,000,000

           WASHINGTON
  15,000   Port of Seattle, 1997 Ser A
            (AMT)........................   1.40   07/08/02       15,000,000
  48,500   Washington, Ser VR - 96 A.....   1.25   07/08/02       48,500,000

           WISCONSIN
   9,500   Brokaw, Wausau Paper Mills Co
            Ser 1995 (AMT)...............   1.55   07/08/02        9,500,000

           WYOMING
   1,900   Lincoln County, Exxon Corp
            Ser 1987 A (AMT).............   1.75   07/01/02        1,900,000
   2,230   Uinta County, Chevron USA
            Ser 1993.....................   1.75   07/01/02        2,230,000

           PUERTO RICO
   4,000   Puerto Rico Government
            Development Bank, Refg
            Ser 1985 (MBIA)..............   1.12   07/08/02        4,000,000
                                                              --------------
           Total Short-Term Variable Rate Municipal
            Obligations
            (COST $2,330,603,838)...........................
                                                               2,330,603,838
                                                              --------------

                                                           YIELD TO
                                                           MATURITY
                                      COUPON   MATURITY   ON DATE OF
                                       RATE      DATE      PURCHASE
                                      -------  ---------  ----------

           Tax-Exempt Commercial Paper (16.9%)

           COLORADO
  12,500   Regional Transportation
            District, Sub Lien Sales
            Tax Ser 2001 A..........   1.35%   08/15/02     1.35%         12,500,000

           FLORIDA
  17,000   Jacksonville Electric
            Authority, Water & Sewer
            System Ser 2001 D.......   1.45    08/27/02      1.45         17,000,000
           Orlando Utility Commission,
  13,000     Water & Sewer System
             Ser 1999 A.............   1.40    07/24/02      1.40         13,000,000
  11,000     Water & Sewer System
             Ser 1999 A.............   1.45    08/22/02      1.45         11,000,000

           ILLINOIS
  16,480   Illinois Health
            Facilities Authority,
            SSM Health Care
            Ser 1998 B (MBIA).......   1.70    08/12/02      1.70         16,480,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                           YIELD TO
PRINCIPAL                                                  MATURITY
AMOUNT IN                             COUPON   MATURITY   ON DATE OF
THOUSANDS                              RATE      DATE      PURCHASE        VALUE

-------------------------------------------------------------------------------------

           INDIANA
 $13,400   Indiana State Office
            Building Commission,
            Hoosier Notes Ser A.....   1.40%   10/15/02     1.40%     $   13,400,000

           LOUISIANA
   8,800   Louisiana, Ser 1991 A....   1.65    08/08/02      1.65          8,800,000
           Louisiana Public Facilities Authority,
  10,000     Christus Health
             Ser 1999 B (Ambac).....   1.75    07/22/02      1.75         10,000,000
  15,000     Christus Health
             Ser 1999 B (Ambac).....   1.40    08/20/02      1.40         15,000,000

           MARYLAND
           Maryland Health & Higher Educational Facilities Authority,
  25,000     The Johns Hopkins
             Hospital Ser C.........   1.45    08/12/02      1.45         25,000,000
  19,000     The Johns Hopkins
             Hospital Ser C.........   1.37    10/09/02      1.37         19,000,000

           MINNESOTA
           Rochester, Mayo Foundation/Mayo Medical Center
  17,250     Ser 1992 C.............   1.40    08/28/02      1.40         17,250,000
  15,000     Ser 1992 C.............   1.35    09/12/02      1.35         15,000,000
  10,000     Ser 2000 A.............   1.50    08/06/02      1.50         10,000,000
  20,700     Ser 2000 A.............   1.50    08/14/02      1.50         20,700,000
   5,600     Ser 2000 C.............   1.50    07/25/02      1.50          5,600,000
  15,000     Ser 2001 D.............   1.50    07/24/02      1.50         15,000,000

           NEVADA
  25,000   Clark County Motor
            Vehicle Fuel Tax
            Ser B...................   1.30    08/20/02      1.30         25,000,000
           Las Vegas Valley Water District,
   8,000     Water Ser 1999 A.......   1.40    07/24/02      1.40          8,000,000
  12,000     Water Ser 1999 A.......   1.45    08/14/02      1.45         12,000,000

           NEW YORK
  24,000   New York City Municipal
            Water Finance Authority,
            Ser 4...................   1.65    07/25/02      1.65         24,000,000

           OHIO
   8,000   Ohio State University
            Ser D...................   1.40    07/30/02      1.40          8,000,000

           OKLAHOMA
  10,000   Oklahoma City
            Industrial & Cultural
            Facilities Trusts,
            SSM Healthcare Ser 1998
            B (MBIA)................   1.40    07/11/02      1.40         10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
38

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                          YIELD TO
PRINCIPAL                                                 MATURITY
AMOUNT IN                             COUPON   MATURITY   ON DATE OF
THOUSANDS                              RATE      DATE     PURCHASE        VALUE

-------------------------------------------------------------------------------------

           TEXAS
           Dallas Area Rapid Transit,
 $32,845     Ser 2001...............   1.45%   08/13/02     1.45%     $   32,845,000
  15,000     Ser 2001...............   1.50    08/14/02      1.50         15,000,000
   8,100     Ser 2001...............   1.35    08/27/02      1.35          8,100,000
  19,303   Harris County, Notes
            Ser A-1.................   1.45    08/07/02      1.45         19,303,000
   9,750   Houston, Ser C...........   1.35    07/31/02      1.35          9,750,000
           San Antonio,
  23,000     Electric & Gas
             Ser 1995 A.............   1.45    08/21/02      1.45         23,000,000
   7,200     Electric & Gas
             Ser 1995 A.............   1.40    09/10/02      1.40          7,200,000
   9,300     Electric & Gas
             Ser 1995 A.............   1.40    10/15/02      1.40          9,300,000
  15,000   Texas A & M University
            Ser 1993 B..............   1.40    07/31/02      1.40         15,000,000
   7,700   Texas Municipal Power
            Agency, Ser 1991........   1.65    08/12/02      1.65          7,700,000
  10,000   University of Texas
            System Board of Regents,
            Ser A...................   1.45    10/10/02      1.45         10,000,000
           WASHINGTON
   8,600   King County, Sewer
            Ser A...................   1.45    07/31/02      1.45          8,600,000
                                                                      --------------
           Total Tax-Exempt Commercial Paper
            (COST $497,528,000).....................................     497,528,000
                                                                      --------------
           Short-Term Municipal Notes & Bonds (9.1%)
           CALIFORNIA
           California School Cash Reserve Program Authority,
  28,000     2001 Ser A, dtd
             07/03/01 (Ambac).......   4.00    07/03/02      2.65         28,004,035
  28,000     2002 Ser A, dtd
             07/03/02 (Ambac)
             (WI)...................   3.00    07/03/03      1.67         28,366,240
           COLORADO
  20,000   Colorado, Ser 2002 A
            TRANs, dtd 07/02/02
            (WI)....................   3.00    06/27/03      1.51         20,289,400
           GEORGIA
   6,520   Georgia, Ser 2001 C, dtd
            11/01/01................   3.25    11/01/02      1.96          6,548,348
           IDAHO
  25,000   Idaho, Ser 2002 TANs, dtd
            07/01/02 (WI)...........   3.00    06/30/03      1.63         25,336,000
           IOWA
  17,000   Iowa School Corporations,
            Warrant Certificates
            Ser 2002-2003 (FSA), dtd
            06/21/02................   2.75    06/20/03      1.65         17,179,399
           MICHIGAN
  22,000   Michigan Municipal Bond
            Authority,
            Ser 2001 C-2,
            dtd 08/21/01............   3.50    08/22/02      2.58         22,029,180
           NEW MEXICO
  20,000   New Mexico Ser 2002-2003
            TRANs,
            dtd 07/02/02 (WI).......   3.00    06/30/03      1.51         20,291,800

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                          YIELD TO
PRINCIPAL                                                 MATURITY
AMOUNT IN                             COUPON   MATURITY   ON DATE OF
THOUSANDS                              RATE      DATE     PURCHASE        VALUE

-------------------------------------------------------------------------------------

           NEW YORK
 $12,000   New York City
            Transitional Finance
            Authority, Recovery
            Notes Fiscal 2002
            Ser A, dtd 10/04/01.....   3.25%   10/02/02     2.13%     $   12,034,231

           OHIO
   8,865   Gateway Economic
            Development Corporation
            of Greater Cleveland,
            Excise Tax Senior Lien
            Refg Ser 2001 (AMT)
            (FSA), dtd 08/15/01.....   4.12    09/01/02      2.15          8,888,950
  14,000   Ohio Housing Finance
            Agency, Residential
            Mortgage 2001 Ser E
            TRANs (AMT), dtd
            07/31/01................   2.75    08/15/02      2.75         14,000,000

           SOUTH CAROLINA
  20,000   South Carolina
            Association of
            Government
            Organizations, Ser 2002
            COPs TANs, dtd 07/02/02
            (WI)....................   3.00    04/15/03      1.45         20,240,800

           TEXAS
  20,000   Houston, Ser 2002 TRANs,
            dtd 07/02/02 (WI).......   3.00    06/30/03      1.58         20,278,000
  25,000   Texas, Ser 2001 A TRANs,
            dtd 09/04/01............   3.75    08/29/02      2.47         25,052,691
                                                                      --------------
           Total Short-Term Municipal Notes & Bonds
            (COST $268,539,074).....................................     268,539,074
                                                                      --------------

           Total Investments
            (COST $3,096,670,912) (a)...................      105.1%   3,096,670,912

           Liabilities in Excess of Other Assets........       (5.1)    (150,020,307)
                                                          ----------  --------------
           Net Assets...................................      100.0%  $2,946,650,605
                                                          ==========  ==============

---------------------

 AMT  ALTERNATIVE MINIMUM TAX.
 COPS CERTIFICATES OF PARTICIPATION.
 TANS TAX ANTICIPATION NOTES.
 TRANS TAX AND REVENUE ANTICIPATION NOTES.
 WI   SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
  +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2002.
  *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
 ** ALL OR A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.
 (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

 AMBAC AMBAC ASSURANCE CORPORATION.
 FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
 FSA  FINANCIAL SECURITY ASSURANCE INC.
 MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
40

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost
 $3,096,670,912)..................................   $3,096,670,912
Cash..............................................        5,390,571
Receivable for:
  Investments sold................................       11,695,000
  Interest........................................        7,882,630
Prepaid expenses and other assets.................           72,572
                                                     --------------
    Total Assets..................................    3,121,711,685
                                                     --------------
Liabilities:
Payable for:
  Investments purchased...........................      173,909,558
  Investment management fee.......................          827,451
  Distribution fee................................          231,297
Accrued expenses and other payables...............           92,774
                                                     --------------
    Total Liabilities.............................      175,061,080
                                                     --------------
    Net Assets....................................   $2,946,650,605
                                                     ==============
Composition of Net Assets:
Paid-in-capital...................................   $2,946,620,641
Accumulated undistributed net investment income...           40,054
Accumulated net realized loss.....................          (10,090)
                                                     --------------
    Net Assets....................................   $2,946,650,605
                                                     ==============
Net Asset Value Per Share,
 2,946,661,090 shares outstanding (UNLIMITED
 SHARES AUTHORIZED OF $.01 PAR VALUE).............   $         1.00
                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................   $    57,905,006
                                                     ---------------
Expenses
Investment management fee.........................        11,070,161
Distribution fee..................................         3,119,316
Transfer agent fees and expenses..................           379,805
Custodian fees....................................           129,029
Registration fees.................................            72,577
Shareholder reports and notices...................            62,299
Professional fees.................................            44,832
Trustees' fees and expenses.......................            18,734
Other.............................................            33,080
                                                     ---------------
    Total Expenses................................        14,929,833

Less: expense offset..............................          (128,658)
                                                     ---------------

    Net Expenses..................................        14,801,175
                                                     ---------------

Net Investment Income.............................   $    43,103,831
                                                     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
42

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   43,103,831  $  102,040,860
Net realized gain.......................        --                22,179
                                          --------------  --------------

    Net Increase........................      43,103,831     102,063,039

Dividends to shareholders from net
 investment income......................     (43,102,764)   (102,041,665)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (128,761,190)    415,045,550
                                          --------------  --------------

    Net Increase (Decrease).............    (128,760,123)    415,066,924
Net Assets:
Beginning of period.....................   3,075,410,728   2,660,343,804
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $40,054 and $38,987, respectively).....  $2,946,650,605  $3,075,410,728
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not

                          ACTIVE ASSETS TAX-FREE TRUST
44

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $5,958,498,405 and $6,122,901,251, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,276. At June 30, 2002, the Fund had an accrued pension liability of $56,773, which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED            ENDED
                                          JUNE 30, 2002    JUNE 30, 2001
                                          --------------  ---------------
Shares sold.............................   9,459,188,018   10,854,872,880
Shares issued in reinvestment of
 dividends..............................      43,102,764      102,041,665
                                          --------------  ---------------
                                           9,502,290,782   10,956,914,545
Shares redeemed.........................  (9,631,051,972) (10,541,868,995)
                                          --------------  ---------------
Net increase (decrease) in shares
 outstanding............................    (128,761,190)     415,045,550
                                          ==============  ===============

6. Federal Income Tax Status
At June 30, 2002, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extend provided by regulations.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST
46

Active Assets Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or Fund's STATEMENT OF ADDITIONAL INFORMATION.

                                                                      FOR THE YEAR ENDED JUNE 30,
                                                    ----------------------------------------------------------------
                                                      2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                 $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
--------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                 0.011         0.026         0.026         0.023         0.028
--------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income            (0.011)       (0.026)       (0.026)       (0.023)       (0.028)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
--------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                           1.15%         2.68%         2.60%         2.31%         2.84%
--------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------
 Expenses (before expense offset)                       0.60%         0.59%         0.61%         0.63%(1)      0.64%
--------------------------------------------------------------------------------------------------------------------
 Net investment income                                  1.14%         2.64%         2.55%         2.28%         2.79%
--------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands            $762,656      $759,089      $697,703      $625,753      $549,779
--------------------------------------------------------------------------------------------------------------------

(1)                     DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

      PRINCIPAL
      AMOUNT IN                                                                           COUPON      DEMAND
      THOUSANDS                                                                           RATE+        DATE*          VALUE

--------------------------------------------------------------------------------------------------------------------------------

                         California Tax-Exempt Short-Term Variable Rate Municipal Obligations (70.3%)
                         ABAG Finance Authority for Nonprofit Corporations,
       $ 8,600           Episcopal Homes Foundation Ser 2000 COPs....................     1.20%      07/08/02      $  8,600,000
        10,000           New De Young Museum Ser 2002 B (MBIA).......................      1.15      07/08/02        10,000,000
        11,000           Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
                          Ser B (Ambac)..............................................      1.10      07/08/02        11,000,000
        20,000           Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)**........      1.25      07/08/02        20,000,000
        11,970           California Alternative Energy Source Finance Authority,
                          General Electric Capital Corp-Arroyo Energy 1993 Ser B
                          (AMT)**....................................................      1.15      07/08/02        11,970,000
                         California Educational Facilities Authority,
         5,000           California Institute of Technology Ser 1994.................      1.15      07/08/02         5,000,000
         5,000           Pepperdine University Ser B.................................      1.15      07/08/02         5,000,000
        15,165           Stanford University Ser L-5.................................      1.10      07/08/02        15,165,000
                         California Health Facilities Financing Authority,
         4,100           Adventist Health System/West 1998 Ser A.....................      1.85      07/01/02         4,100,000
         2,000           Adventist Health System/West 2002 Ser A.....................      1.85      07/01/02         2,000,000
        20,000           California Housing Finance Agency, Home Mortgage Ser 2001 J
                          (AMT) (FSA)................................................      1.96      07/01/02        20,000,000
                         California Pollution Control Financing Authority,
        10,485           Chevron USA Inc Ser 1984B...................................      1.80      06/15/03        10,487,668
         5,000           Solid Waste Disposal Waste Management Co Ser 2002 A (AMT)...      1.23      07/08/02         5,000,000
                         California Statewide Communities Development Authority,
         6,415           Chevron USA Inc Project, Ser 2002...........................      1.85      07/01/02         6,415,000
        10,000           Children's Hospital of Los Angeles Ser 2002 A (Ambac).......      1.10      07/08/02        10,000,000
         1,200           John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac).....      1.93      07/01/02         1,200,000
         1,700           University Retirement Community at Davis Inc Ser 1998
                          COPs.......................................................      1.85      07/01/02         1,700,000
         7,800           California Transit Finance Authority, Ser 1997 (FSA)........      1.15      07/08/02         7,800,000
        23,600           Contra Costa County, Multifamily The Park Regency 1992
                          Ser A (AMT)................................................      1.25      07/08/02        23,600,000
        10,000           East Bay Municipal Utility District, Wastewater Ser 2002 B
                          (FSA)......................................................      1.10      07/08/02        10,000,000
         7,000           Eastern Municipal Water District, Water & Sewer Ser 1993 B
                          COPs (FGIC)................................................      1.10      07/08/02         7,000,000
        10,500           Fremont, Creekside Village Multifamily Ser 1985 D**.........      1.15      07/08/02        10,500,000
        14,600           Fresno, Sewer System Sub Lien Ser 2000 A....................      1.10      07/08/02        14,600,000
        14,200           Glendale Financing Authority, Police Building Ser 2000
                          COPs.......................................................      1.20      07/08/02        14,200,000
         8,000           Golden Empire Schools Financing Authority, Kern High School
                          District Ser 2001..........................................      1.20      07/08/02         8,000,000
                         Irvine Assessment District,
         8,050           No 00-18, Improvement Bond Act 1915.........................      1.75      07/01/02         8,050,000
         3,010           No 97-16, Improvement Bond Act 1915.........................      1.75      07/01/02         3,010,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*         VALUE

--------------------------------------------------------------------------------------------------------------------------------

       $ 3,800           Irvine Ranch Water District, Ser 1993.......................     1.75%      07/01/02      $  3,800,000
         8,700           Lancaster, Antelope Pines Apartment Ser 2001 A..............      1.10      07/08/02         8,700,000
                         Los Angeles, Multifamily
         1,440           1985 Ser K..................................................      1.30      07/08/02         1,440,000
         3,150           1994 Ser A (AMT)............................................      1.90      07/01/02         3,150,000
                         Los Angeles Department of Water & Power,
        12,000           Power System 2001 Ser B Subser B-1..........................      1.20      07/08/02        12,000,000
         6,000           Power System 2001 Ser B Subser B-6..........................      1.85      07/01/02         6,000,000
        20,000           Water System 2001 Ser B Subser B-1**........................      1.20      07/08/02        20,000,000
         7,000           Los Angeles Wastewater System Ser 2001 B (FGIC).............      1.88      10/31/02         7,000,000
                         Metropolitan Water District of Southern California,
         9,895           Water 1996 Ser A (Ambac)....................................      1.10      07/08/02         9,895,000
         6,000           Water 1998 Ser C............................................      1.25      07/08/02         6,000,000
        10,000           Water 2000 Ser B-4**........................................      1.10      07/08/02        10,000,000
        16,100           Monterey Peninsula Water Management District, Wastewater
                          Ser 1992 COPs..............................................      1.25      07/08/02        16,100,000
                         Newport Beach, Hoag Memorial Hospital Presbyterian
         1,600           Ser 1992....................................................      1.96      07/01/02         1,600,000
         4,400           Ser 1996 C..................................................      1.85      07/01/02         4,400,000
        27,700           Oakland-Alameda County Coliseum Authority, Oakland Coliseum
                          Project 2000 Refg Ser C-1..................................      1.15      07/08/02        27,700,000
        10,000           Orange County Housing Authority, Oasis Martinique Refg 1998
                          Issue I....................................................      1.12      07/08/02        10,000,000
        16,900           Orange County Sanitation District, Ser 2000 A & Ser 2000 B
                          COPs.......................................................      1.75      07/01/02        16,900,000
        11,500           Pomona Redevelopment Agency, Park & Plaza Apartments
                          Ser 1998 A.................................................      1.10      07/08/02        11,500,000
        16,200           Rancho Water District Financing Authority, Ser 1998A
                          (FGIC).....................................................      1.10      07/08/02        16,200,000
         3,800           Redlands, Orange Village Apartments 1988 Ser A (AMT)........      1.25      07/08/02         3,800,000
         7,145           Sacramento County, Administration Center & Courthouse
                          Ser 1990 COPs..............................................      1.15      07/08/02         7,145,000
        15,000           San Bernardino County, Medical Center Financing Ser 1998
                          COPs (MBIA)................................................      1.22      07/08/02        15,000,000
        15,000           San Francisco City & County Finance Corporation, Moscone
                          Center
                          Ser 2000-1 (Ambac).........................................      1.20      07/08/02        15,000,000
         5,200           San Francisco City & County Redevelopment Agency, Bayside
                          Village Multifamily Ser 1985 A.............................      1.29      07/08/02         5,200,000
         5,300           San Jose-Santa Clara Clean Water Financing Authority, Sewer
                          Ser 1995 B (FGIC)..........................................      1.10      07/08/02         5,300,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
50

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*         VALUE

--------------------------------------------------------------------------------------------------------------------------------

       $ 5,700           Turlock Irrigation District, Ser 2001 A COPs................     1.85%      07/01/02      $  5,700,000
        24,145           West Basin Municipal Water District, Ser 1997 B COPs........      1.15      07/08/02        24,145,000
                         Puerto Rico
         8,000           Puerto Rico Government Development Bank, Refg Ser 1985
                          (MBIA).....................................................      1.12      07/08/02         8,000,000
                                                                                                                   ------------
                         Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
                          (COST $536,072,668).................................................................      536,072,668
                                                                                                                   ------------

                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                COUPON     MATURITY     ON DATE OF
                                                                                 RATE        DATE        PURCHASE
                                                                               --------    ---------    ----------

                         California Tax-Exempt Commercial Paper (24.3%)
        15,000           California Infrastructure & Economic Development
                          Bank, Salvation Army Western Territory
                          Ser 2001.........................................     1.75%      08/09/02       1.75%         15,000,000
                         East Bay Municipal Utility District,
         8,500           Waste Water Ser 1988..............................      1.40      07/23/02        1.40          8,500,000
        10,000           Water System Ser 1997.............................      1.45      08/08/02        1.45         10,000,000
         7,000           Water System Ser 1997.............................      1.35      08/28/02        1.35          7,000,000
        10,000           Water System Ser 1997.............................      1.25      09/12/02        1.25         10,000,000
        15,000           Long Beach, Harbor Department Ser 1994 A (AMT)....      1.35      07/09/02        1.35         15,000,000
        10,000           Los Angeles County Metropolitan Transportation
                          Authority, Sales Tax Ser A.......................      1.25      07/17/02        1.25         10,000,000
                         Los Angeles Department of Water and Power,
         8,200           Electric Plant Issue 1997.........................      1.20      08/07/02        1.20          8,200,000
        10,000           Electric Plant Issue 1997.........................      1.25      08/07/02        1.25         10,000,000
        15,000           San Diego County Water Authority, Ser #1..........      1.30      10/09/02        1.30         15,000,000
        12,500           San Francisco City & County Public Utility
                          Commission, Water Ser 2001.......................      1.20      08/12/02        1.20         12,500,000
                         San Gabriel Valley Council of Governments,
        12,000           Alameda Corridor-East GANs........................      1.45      08/08/02        1.45         12,000,000
        10,000           Alameda Corridor-East GANs........................      1.40      11/12/02        1.40         10,000,000
                         University of California Regents,
         7,000           Ser A.............................................      1.35      08/21/02        1.35          7,000,000
         5,000           Ser A.............................................      1.35      09/09/02        1.35          5,000,000
        11,700           Ser A.............................................      1.40      10/10/02        1.40         11,700,000
        10,400           Ser A.............................................      1.40      10/17/02        1.40         10,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                                         YIELD TO
      PRINCIPAL                                                                                          MATURITY
      AMOUNT IN                                                                 COUPON     MATURITY     ON DATE OF
      THOUSANDS                                                                  RATE        DATE        PURCHASE         VALUE

------------------------------------------------------------------------------------------------------------------------------------

                         Puerto Rico
       $ 8,000           Puerto Rico Government Development Bank,
                          Ser 1996.........................................     1.35%      08/20/02       1.35%        $  8,000,000
                                                                                                                       ------------
                         Total California Tax-Exempt Commercial Paper
                          (COST $185,300,000).....................................................................      185,300,000
                                                                                                                       ------------
                         California Tax-Exempt Short-Term Municipal Notes (15.2%)
                         California School Cash Reserve Program Authority,
        35,000           2001 Pool Ser A (Ambac), dtd 07/03/01.............      4.00      07/03/02        2.65          35,005,044
        35,000           2002 Pool Ser A (Ambac), dtd 07/03/02 (WI)........      3.00      07/03/03        1.67          35,457,800
        15,000           Fresno County, 2001-2002 TRANs, dtd 07/02/01......      3.50      07/01/02        2.63          15,000,696
        15,000           San Jose Financing Authority, Civic Center
                          Ser 2002 A BANs, dtd 07/02/02 (WI)...............      2.50      12/12/02        1.32          15,078,150
        15,000           Santa Cruz, 2002-2003 TRANs, dtd 07/02/02 (WI)....      3.00      07/01/03        1.65          15,198,600
                                                                                                                       ------------
                         Total California Tax-Exempt Short-Term Municipal Notes
                          (COST $115,740,290).....................................................................      115,740,290
                                                                                                                       ------------

                         Total Investments
                          (COST $837,112,958) (a)....................................      109.8%        837,112,958

                         Liabilities in Excess of Other Assets.......................       (9.8)        (74,457,368)
                                                                                           -----        ------------

                         Net Assets..................................................      100.0%       $762,655,590
                                                                                           =====        ============

---------------------

            AMT            ALTERNATIVE MINIMUM TAX.
           BANS            BOND ANTICIPATION NOTES.
           COPS            CERTIFICATES OF PARTICIPATION.
           GANS            GRANT ANTICIPATION NOTES.
           TRANS           TAX AND REVENUE ANTICIPATION NOTES.
            WI             SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
             +             RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2002.
             *             DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
                           DEMAND.
            **             ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED IN
                           CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.
            (a)            COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

           AMBAC           AMBAC ASSURANCE CORPORATION.
           FGIC            FINANCIAL GUARANTY INSURANCE COMPANY.
            FSA            FINANCIAL SECURITY ASSURANCE INC.
           MBIA            MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
52

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost $837,112,958).....    $837,112,958
Receivable for:
  Investments sold..........................................       5,600,000
  Interest..................................................       3,093,137
Prepaid expenses............................................          20,838
                                                                ------------
    Total Assets............................................     845,826,933
                                                                ------------
Liabilities:
Payable for:
  Investments purchased.....................................      82,039,448
  Investment management fee.................................         283,971
  Distribution fee..........................................          60,383
Payable to bank.............................................         700,703
Accrued expenses and other payables.........................          86,838
                                                                ------------
    Total Liabilities.......................................      83,171,343
                                                                ------------
    Net Assets..............................................    $762,655,590
                                                                ============
Composition of Net Assets:
Paid-in-capital.............................................    $762,654,987
Accumulated undistributed net investment income.............             603
                                                                ------------
    Net Assets..............................................    $762,655,590
                                                                ============
Net Asset Value Per Share,
 762,631,263 shares outstanding (UNLIMITED SHARES AUTHORIZED
 OF $.01 PAR VALUE).........................................    $       1.00
                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income.............................................    $13,971,186
                                                                -----------
Expenses
Investment management fee...................................      3,768,683
Distribution fee............................................        799,806
Transfer agent fees and expenses............................         94,844
Professional fees...........................................         46,206
Custodian fees..............................................         35,881
Shareholder reports and notices.............................         34,089
Trustees' fees and expenses.................................         18,834
Registration fees...........................................         11,677
Other.......................................................         16,190
                                                                -----------
    Total Expenses..........................................      4,826,210

Less: expense offset........................................        (35,773)
                                                                -----------

    Net Expenses............................................      4,790,437
                                                                -----------

Net Investment Income.......................................    $ 9,180,749
                                                                ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
54

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                                 FOR THE YEAR      FOR THE YEAR
                                                                    ENDED             ENDED
                                                                JUNE 30, 2002     JUNE 30, 2001
                                                                --------------    --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $  9,180,749      $ 22,412,747
Net realized gain...........................................         --                  44,888
                                                                 ------------      ------------

    Net Increase............................................        9,180,749        22,457,635

Dividends to shareholders from net investment income........       (9,180,575)      (22,412,836)

Net increase from transactions in shares of beneficial
 interest...................................................        3,566,660        61,341,184
                                                                 ------------      ------------

    Net Increase............................................        3,566,834        61,385,983
Net Assets:
Beginning of period.........................................      759,088,756       697,702,773
                                                                 ------------      ------------

End of Period (Including accumulated undistributed net
 investment income of $603 and $403, respectively)..........     $762,655,590      $759,088,756
                                                                 ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding
$500 million; 0.425% to the portion of the daily net assets exceeding
$500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
56

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding
$2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $1,932,514,550 and $1,926,340,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,394. At June 30, 2002, the Fund had an accrued pension liability of $49,321 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                                 JUNE 30, 2002       JUNE 30, 2001
                                                                ----------------    ----------------
Shares sold.................................................      2,296,072,907       2,787,037,894
Shares issued in reinvestment of dividends..................          9,180,575          22,412,836
                                                                ---------------     ---------------
                                                                  2,305,253,482       2,809,450,730
Shares redeemed.............................................     (2,301,686,822)     (2,748,109,546)
                                                                ---------------     ---------------
Net increase in shares outstanding..........................          3,566,660          61,341,184
                                                                ===============     ===============

6. Federal Income Tax Status
As of June 30, 2002, the Fund had permanent book/tax differences primarily attributable to capital gain retained by the Fund. To reflect reclassifications arising from these differences, accumulated undistributed net realized gain was charged $23,750, accumulated undistributed net investment income was credited $26 and paid-in-capital was credited $23,724.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
58

Active Assets California Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets Government Securities Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

                                                                              FOR THE YEAR ENDED JUNE 30,
                                                      ---------------------------------------------------------------------------
                                                         2002            2001            2000            1999             1998
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 1.00          $ 1.00         $ 1.00          $ 1.00           $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                     0.020           0.053          0.050           0.045            0.049
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                (0.020)+        (0.053)        (0.050)         (0.045)          (0.049)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 1.00          $ 1.00         $ 1.00          $ 1.00           $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN                                               2.01%           5.48%          5.17%           4.64%            5.05%
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                   0.53%           0.56%          0.59%           0.61%            0.63%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                      1.96%           5.24%          5.03%           4.50%            4.93%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands              $1,426,996      $1,603,374       $932,466        $995,448         $698,977
---------------------------------------------------------------------------------------------------------------------------------

 +    INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           U.S. Government Agencies (82.8%)
$875,000   Federal Home Loan Banks
            07/03/02 - 12/20/02...............   1.70 - 2.21%   $  872,642,329
  85,000   Federal Home Loan Mortgage Corp.
            07/03/02 - 07/18/02...............   1.78 - 1.88        84,945,914
 175,000   Federal National Mortgage Assoc.
            07/24/02 - 10/30/02...............   1.76 - 2.21       174,265,149
  50,000   Student Loan Marketing Assoc.
            10/01/02..........................       1.75           49,772,833
                                                                --------------
           Total U.S. Government Agencies
            (COST $1,181,626,225).............................   1,181,626,225
                                                                --------------
           U.S. Government Obligations (7.0%)
 100,000   U.S. Treasury Bills
            07/11/02 - 12/19/02
            (COST $99,547,660)................   1.70 - 1.78        99,547,660
                                                                --------------
           Repurchase Agreement (10.2%)
 146,440   Goldman, Sachs & Co.
            due 07/01/02 (dated 06/28/02;
            proceeds $146,464,163) (a)
            (COST $146,440,000)...............       1.98          146,440,000
                                                                --------------

           Total Investments
            (COST $1,427,613,885) (b).........      100.0%      1,427,613,885
           Liabilities in Excess of Other
            Assets............................       (0.0)           (618,313)
                                                    -----      --------------
           Net Assets.........................      100.0%     $1,426,995,572
                                                    =====      ==============

---------------------

 (a) COLLATERALIZED BY $148,614,725 FEDERAL NATIONAL MORTGAGE ASSOC. 7.0% DUE 05/01/32 VALUED AT $149,368,801.
 (b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost
 $1,427,613,885)..................................   $1,427,613,885
Cash..............................................            4,074
Interest receivable...............................            9,359
Prepaid expenses and other assets.................           54,128
                                                     --------------
    Total Assets..................................    1,427,681,446
                                                     --------------
Liabilities:
Payable for:
  Investment management fee.......................          458,927
  Distribution fee................................          109,204
Accrued expenses and other payables...............          117,743
                                                     --------------
    Total Liabilities.............................          685,874
                                                     --------------
    Net Assets....................................   $1,426,995,572
                                                     ==============
Composition of Net Assets:
Paid-in-capital...................................   $1,426,995,379
Accumulated undistributed net investment income...              193
                                                     --------------
    Net Assets....................................   $1,426,995,572
                                                     ==============
Net Asset Value Per Share,
 1,426,995,379 shares outstanding (unlimited
 shares authorized of $.01 par value).............   $         1.00
                                                     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
62

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................   $    40,574,053
                                                     ---------------
Expenses
Investment management fee.........................         6,675,587
Distribution fee..................................         1,631,279
Transfer agent fees and expenses..................           129,947
Custodian fees....................................            82,065
Registration fees.................................            54,108
Professional fees.................................            46,924
Shareholder reports and notices...................            37,530
Trustees' fees and expenses.......................            18,783
Other.............................................            13,565
                                                     ---------------
    Total Expenses................................         8,689,788

Less: expense offset..............................           (47,494)
                                                     ---------------

    Net Expenses..................................         8,642,294
                                                     ---------------

    Net Investment Income.........................        31,931,759

    Net Realized Gain.............................           400,942
                                                     ---------------

Net Increase......................................   $    32,332,701
                                                     ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   31,931,759  $   71,452,207
Net realized gain.......................         400,942        --
                                          --------------  --------------

    Net Increase........................      32,332,701      71,452,207
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (31,931,695)    (71,452,583)
Net realized gain*......................        (400,942)       --
                                          --------------  --------------

    Total Dividends and Distributions...     (32,332,637)    (71,452,583)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (176,378,521)    670,908,413
                                          --------------  --------------

    Net Increase (Decrease).............    (176,378,457)    670,908,037
Net Assets:
Beginning of period.....................   1,603,374,029     932,465,992
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $193 and $129, respectively)...........  $1,426,995,572  $1,603,374,029
                                          ==============  ==============

---------------------

 *    SHORT-TERM GAINS ONLY.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
64

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding
$500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

exceeding $2 billion; 0.30% to the portion of daily net assets exceeding
$2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $66,287,027,305 and $66,499,669,466, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,288. At June 30, 2002, the Fund had an accrued pension liability of $56,785 which is included in accrued expenses in the Statement of Assets and Liabilities.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
66

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Shares sold.............................   5,669,833,665   5,413,238,988
Shares issued in reinvestment of
 dividends and distributions............      32,300,420      71,420,190
                                          --------------  --------------
                                           5,702,134,085   5,484,659,178
Shares redeemed.........................  (5,878,512,606) (4,813,750,765)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................    (176,378,521)    670,908,413
                                          ==============  ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Governments Securities Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Trust's ordinary income dividends paid during the fiscal year ended June 30, 2002, 55.76% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
68

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)***  Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)***  Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------


   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).
 ***  MR. SCHROEDER IS RETIRING FROM THE BOARD EFFECTIVE SEPTEMBER 1, 2002.

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:


                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Jonathan R. Page (55)                Vice President                       Since inception of the Funds
1221 Avenue of the Americas
New York, NY
Katherine H. Stromberg (54)          Vice President of Active Assets      Since 1991
1221 Avenue of the Americas          California Tax-Free Trust and
New York, NY                         Active Assets Tax-Free Trust


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two,                           Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February, 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Jonathan R. Page (55)                Managing Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and its investment
New York, NY                         management affiliates for over 5 years.
Katherine H. Stromberg (54)          Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager and its investment
New York, NY                         management affiliates for over 5 years.


----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

                                                           [MORGAN STANLEY LOGO]

Additional information about each Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORT TO SHAREHOLDERS. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds (the current annual report for each Fund is included in this PROSPECTUS and/or the STATEMENT OF ADDITIONAL INFORMATION). The STATEMENT OF ADDITIONAL INFORMATION (including the Fund's financial statements) is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about each Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:

   Active Assets Money Trust                AAMXX
---------------------------------------------------
   Active Assets Tax-Free Trust             AATXX
---------------------------------------------------
   Active Assets California Tax-Free
Trust                                       AACXX
---------------------------------------------------
   Active Assets Government Securities
Trust                                       AAGXX
---------------------------------------------------

[MORGAN STANLEY LOGO]

Active Assets -- Money Trust
              Tax-Free Trust
              California Tax-Free Trust
              Government Securities Trust

FOUR DIFFERENT MONEY MARKET
FUNDS OFFERED EXCLUSIVELY TO
PARTICIPANTS IN THE ACTIVE
ASSETS-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM-
FINANCIAL SERVICE PROGRAMS
AND TO OTHER INVESTORS WHO
HAVE BROKERAGE ACCOUNTS
WITH MORGAN STANLEY DW INC.


                                                    Prospectus / August 28, 2002


       (THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159, 811-3162, 811-6530, 811-3165)

STATEMENT OF ADDITIONAL INFORMATION           ACTIVE ASSETS
AUGUST 28, 2002                               MONEY TRUST
                                              ACTIVE ASSETS
                                              TAX-FREE TRUST
                                              ACTIVE ASSETS
                                              CALIFORNIA
                                              TAX-FREE TRUST
                                              ACTIVE ASSETS
                                              GOVERNMENT
                                              SECURITIES TRUST


--------------------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS dated August 28, 2002 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.



Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
1221 Avenue of the Americas
New York, NY 10020
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. History of the Funds.....................................    4

II. Description of the Funds and Their Investments and
Risks.......................................................    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objective/Policies/Investment
   Restrictions.............................................   11

III. Management of the Funds................................   16

  A. Board of Trustees......................................   16

  B. Management Information.................................   16

  C. Compensation...........................................   22

IV. Control Persons and Principal Holders of Securities.....   26

V. Investment Management and Other Services.................   26

  A. Investment Manager.....................................   26

  B. Principal Underwriter..................................   27

  C. Services Provided by the Investment Manager............   28

  D. Rule 12b-1 Plan........................................   28

  E. Other Service Providers................................   31

  F. Codes of Ethics........................................   31

VI. Brokerage Allocation and Other Practices................   31

  A. Brokerage Transactions.................................   31

  B. Commissions............................................   32

  C. Brokerage Selection....................................   32

  D. Directed Brokerage.....................................   33

  E. Regular Broker-Dealers.................................   33

VII. Capital Stock and Other Securities.....................   33

VIII. Purchase, Redemption and Pricing of Shares............   34

  A. Purchase/Redemptions of Shares.........................   34

  B. Offering Price.........................................   34

IX. Taxation of the Funds and Their Shareholders............   36

X. Underwriters.............................................   39

XI. Calculation of Performance Data.........................   39

XII. Financial Statements...................................   40

                       GLOSSARY OF SELECTED DEFINED TERMS

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).

"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.

"DISTRIBUTOR"--Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"FINANCIAL ADVISORS"--Morgan Stanley authorized financial services representatives.

"FUND"--Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"MORGAN STANLEY DW"--Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.

"MORGAN STANLEY FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.


"MORGAN STANLEY SERVICES"--Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



"TRANSFER AGENT"--Morgan Stanley Trust, a wholly-owned transfer agent subsidiary of Morgan Stanley.


"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, each Fund was organized on March 30, 1981. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

ACTIVE ASSETS MONEY TRUST--            high current income, preservation of capital
                                       and liquidity.

ACTIVE ASSETS TAX-FREE TRUST--         to provide as high a level of daily income
                                       exempt from federal personal income tax as is
                                       consistent with stability of principal and
                                       liquidity.

ACTIVE ASSETS CALIFORNIA TAX-FREE      to provide as high a level of daily income
TRUST--                                exempt from federal and California personal
                                       income tax as is consistent with stability of
                                       principal and liquidity.

ACTIVE ASSETS GOVERNMENT SECURITIES    high current income, preservation of capital
TRUST--                                and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.

    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time each of the Funds other than ACTIVE ASSETS MONEY TRUST may purchase eligible portfolio securities, on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY

    LEASE OBLIGATIONS. Included within the revenue bonds category in which ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    PUT OPTIONS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from Federal income tax and, with respect to ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

    A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    TAXABLE SECURITIES. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest up to 20% of its total assets in taxable money market instruments including, with respect to CALIFORNIA TAX-FREE TRUST, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by CALIFORNIA TAX-FREE TRUST.

    The types of taxable money market instruments in which TAX-FREE TRUST and CALIFORNIA TAX-FREE TRUST may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY

    LENDING PORTFOLIO SECURITIES. Each of ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of their securities.

    REVERSE REPURCHASE AGREEMENTS. ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.


    THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS APPLICABLE TO ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ONLY. The following describes certain risks with respect to municipal obligations of California issuers in which the Fund may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information, the most recent of which was dated
February 8, 2002. Although the Investment Manager has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.



    The Fund will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.



    Certain debt obligations held by the Fund may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.



    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years.



    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    In 1986, California voters approved a state initiative known as Proposition 62. In November 1996, California voters approved Proposition 218. Together these initiatives require that all local government taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. They also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services.



    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.



    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.



    California is the most populous state in the nation with a total population currently estimated at approximately 35 million. The State now comprises over 12% of the nation's population. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930s, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. A significant downturn in U.S. stock market prices could adversely affect California's economy. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.



    In addition, California is subject to seismic risks and it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could cause a major dislocation of the California economy.



    The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last five fiscal years.



    The early months of 2001 revealed a significant moderation in the State's economic growth. On July 26, 2001, the Governor signed the 2001 Budget Act, enacting the State's fiscal year 2001-02 budget. The spending plan projects General Fund revenues of $75.1 billion, a drop of $2.9 billion from revised 2000-01 estimates. The 2001 Budget Act includes General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The 2001 Budget Act also includes Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The Governor held back $500 million as a set aside for litigation costs and vetoed almost $500 million in General Fund expenditures from the budget passed by the legislature.

    A series of reports since June 2001 have indicated that both the national and the State economies have been in a recession starting in 2001. In California, the impact has been particularly felt in the high technology and construction sectors and in exports. The terrorist attacks of September 11, 2001 have exacerbated the impact of the weakened economy, particularly on tourism-related industries. The State predicts continued weakness through at least the first half of 2002, although the State continues to outperform the nation as a whole.



    The slowdown has resulted in a dramatic decline in General Fund revenues compared to estimates made at the time of the enactment of the 2001 Budget Act. On January 10, 2002, the Governor released the Proposed Budget for 2002-03, which included updated revenue estimates for both the current and upcoming fiscal years. The Proposed Budget forecast revenues for 2000-01 and 2001-02 about $4.6 billion below the 2001 Budget Act forecast. A report issued on January 15, 2002 by the Legislative Analyst's Officer projects General Fund revenues in 2001-02 about $1.7 billion lower than the 2002-03 Proposed Budget.



    In October 2001, the Governor announced a hiring freeze for most State positions and directed State agencies to make cuts in operating expenses totaling at least $150 million in 2001-02 expenditures. The Governor also asked agencies to prepare for cuts of up to 15% in expenditures for the 2002-03 fiscal year budget. In November 2001, the Governor issued a letter to all State departments and agencies instituting immediate action to further reduce expenditures in the 2001-02 fiscal year, including freezing spending on a specified list of programs and projects. In February 2002, the Legislature enacted legislation adopting these cuts for a total savings of $2.2 billion.



    The Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion, counting the receipt of $6.6 billion from the sale of the Department of Water Resources (the "DWR") bonds to repay certain advances to the power supply program discussed below as revenue. The Administration proposed to close this budget gap by reducing expenditures by $5.2 billion over the 2001-02 and 2002-03 fiscal years, funding shifts from the General Fund to other sources totaling $0.6 billion, anticipated increases in federal funding of approximately $1.1 billion, and interfund loans, accelerations and transfers totaling $5.6 billion.



    From mid-2000 through mid-2001, California experienced regulatory-related electricity distribution and disruption problems, and in January 2001, the Governor proclaimed a state of emergency to exist in California. Since
January 2001, the State has implemented a number of steps in attempting to resolve the energy problem, including a power supply program managed by the DWR. Through the program, the DWR enters into contracts and arrangements for the purchase and sale of electric power, selling electricity to approximately
10 million retail end-use customers via investor-owned utility transmission and distribution systems. The program is scheduled for termination on December 31, 2002. The State is developing plans for the provision of any electricity shortfalls following this time. There can be no assurance that there will not be future disruptions in power supplies or related developments that could adversely affect the State's economy.



    The program was initially financed by unsecured, interest-bearing loans advanced from the State's General Fund aggregating approximately $6.2 billion through June 2001. In June 2001, the DWR arranged secured loans from banks and other financial institutions with net proceeds of $4.1 billion, and the General Fund stopped making unsecured advances. Revenue from electricity sales to customers have aggregated $4.1 billion through January 31, 2002. The DWR is authorized to issue up to $13.4 billion in revenue bonds to repay the State's General Fund for its advances, but the sale of such bonds has been delayed since mid-2001, and there is no proposed schedule for the sale of the bonds. If such bonds are not prepaid, the principal of these advances will be payable in eleven quarterly installments, commencing April 30, 2002.



    As of January 1, 2002, the State had over $23.9 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $14 billion remained unissued as of that date. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of January 1, 2002, the State had approximately $6.2 billion of outstanding Lease-Purchase Debt. As of January 1, 2002, the State had approximately $0.7 billion aggregate principal amount of general obligation commercial paper outstanding.



    In addition to the general obligation bonds, State agencies and authorities had approximately $29.7 billion aggregate principal amount of revenue bonds and notes outstanding as of January 1, 2002. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds.



    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. The State's improved economy and budget, however, have resulted since then in several upgrades in its general obligation bond ratings. Recent economic concerns have resulted in downgrades since April 2001. As of February 11, 2002, the State's general obligation bonds were rated A1 by Moody's, A+ by S&P, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.



    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.



    Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California filed for bankruptcy.



    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.


C. INVESTMENT OBJECTIVE/POLICIES/INVESTMENT RESTRICTIONS

    Each Fund's investment objective/policies/restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

ACTIVE ASSETS MONEY TRUST

    ACTIVE ASSETS MONEY TRUST will:

    1. Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS MONEY TRUST will not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

    5. Purchase any common stocks or other equity securities;

    6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

    7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

    8. Purchase securities on margin or sell short;

    9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

    10. Purchase securities for which there are legal or contractual restrictions on resale (I.E. restricted securities), except for repurchase agreements;

    11. Underwrite securities of other issuers;

    12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    13. Participate on a joint or joint and several basis in any securities trading account;

    14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    15. Purchase securities of any issuer for the purpose of exercising control or management; and

    16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

    ACTIVE ASSETS TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS TAX-FREE TRUST will not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

     2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

     3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

     4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities;

     5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     6.  Invest in common stock;

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

     9.  Purchase or sell commodities or commodity futures contracts;

    10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

    15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    16.  Make short sales of securities;

    17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

    19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

     1.  Invest in common stock;

     2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

     6.  Purchase or sell commodities or commodity futures contracts;

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

    10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    11.  Make short sales of securities;

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

    14. Invest for the purpose of exercising control or management of any other issuer;

    15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

    18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

     1.  Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

     2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

     4.  Sell securities short or purchase securities on margin;

     5.  Write or purchase put or call options;

     6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

     8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

    10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

    11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of each of the Funds currently consists of the same nine (9) Trustees. Concurrent with the retirement of John L. Schroeder on September 1, 2002, there will be eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Independent Trustees of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee (as of December 31, 2001) and other directorships, if any, held by the Trustee, are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including, but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).


                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                              POSITION(S)    LENGTH OF                                               COMPLEX
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN
    INDEPENDENT TRUSTEE       REGISTRANT      SERVED*                  PAST 5 YEARS                BY TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -----------
Michael Bozic (61)            Trustee       Trustee       Retired; Director or Trustee of the          129
c/o Mayer, Brown, Rowe &                    since         Morgan Stanley Funds and the TCW/DW
Maw                                         April 1994    Term Trusts; formerly Vice Chairman of
Counsel to the Independent                                Kmart Corporation (December
Trustees                                                  1998-October 2000), Chairman and Chief
1675 Broadway                                             Executive Officer of Levitz Furniture
New York, NY                                              Corporation (November 1995-November
                                                          1998) and President and Chief
                                                          Executive Officer of Hills Department
                                                          Stores (May 1991-July 1995); formerly
                                                          variously Chairman, Chief Executive
                                                          Officer, President and Chief Operating
                                                          Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck &
                                                          Co.

Edwin J. Garn (69)            Trustee       Trustee       Director or Trustee of the Morgan            129
c/o Summit Ventures LLC                     since         Stanley Funds and the TCW/DW Term
1 Utah Center                               January       Trusts; formerly United States Senator
201 S. Main Street                          1993          (R- Utah)(1974-1992) and Chairman,
Salt Lake City, UT                                        Senate Banking Committee (1980-1986);
                                                          formerly Mayor of Salt Lake City, Utah
                                                          (1971-1974); formerly Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985);
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific
                                                          Corp.

Wayne E. Hedien (68)          Trustee       Trustee       Retired; Director or Trustee of the          129
c/o Mayer, Brown, Rowe &                    since         Morgan Stanley Funds and the TCW/DW
Maw                                         September     Term Trusts; formerly associated with
Counsel to the Independent                  1997          the Allstate Companies (1966-1994),
Trustees                                                  most recently as Chairman of The
1675 Broadway                                             Allstate Corporation (March
New York, NY                                              1993-December 1994) and Chairman and
                                                          Chief Executive Officer of its
                                                          wholly-owned subsidiary, Allstate
                                                          Insurance Company (July 1989-December
                                                          1994).

Dr. Manuel H. Johnson (53)    Trustee       Trustee       Chairman of the Audit Committee and          129
c/o Johnson Smick                           since         Director or Trustee of the Morgan
International, Inc.                         July 1991     Stanley Funds and the TCW/DW Term
1133 Connecticut Avenue,                                  Trusts; Senior Partner, Johnson Smick
N.W.                                                      International, Inc., a consulting
Washington, D.C.                                          firm; Co- Chairman and a founder of
                                                          the Group of Seven Council (G7C), an
                                                          international economic commission;
                                                          formerly Vice Chairman of the Board of
                                                          Governors of the Federal Reserve
                                                          System and Assistant Secretary of the
                                                          U.S. Treasury.


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE             BY TRUSTEE
---------------------------  -------------------------
Michael Bozic (61)           Director of Weirton Steel
c/o Mayer, Brown, Rowe &     Corporation.
Maw
Counsel to the Independent
Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)           Director of Franklin
c/o Summit Ventures LLC      Covey (time management
1 Utah Center                systems), BMW Bank of
201 S. Main Street           North America, Inc.
Salt Lake City, UT           (industrial loan
                             corporation), United
                             Space Alliance (joint
                             venture between Lockheed
                             Martin and the Boeing
                             Company) and Nuskin Asia
                             Pacific (multilevel
                             marketing); member of the
                             board of various civic
                             and charitable
                             organizations.
Wayne E. Hedien (68)         Director of The PMI Group
c/o Mayer, Brown, Rowe &     Inc. (private mortgage
Maw                          insurance); Trustee and
Counsel to the Independent   Vice Chairman of The
Trustees                     Field Museum of Natural
1675 Broadway                History; director of
New York, NY                 various other business
                             and charitable
                             organizations.
Dr. Manuel H. Johnson (53)   Director of NVR, Inc.
c/o Johnson Smick            (home construction);
International, Inc.          Chairman and Trustee of
1133 Connecticut Avenue,     the Financial Accounting
N.W.                         Foundation (oversight
Washington, D.C.             organization of the
                             Financial Accounting
                             Standards Board).


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley Funds.

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                              POSITION(S)    LENGTH OF                                               COMPLEX
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN
    INDEPENDENT TRUSTEE       REGISTRANT      SERVED*                  PAST 5 YEARS                BY TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -----------
Michael E. Nugent (66)        Trustee       Trustee       Chairman of the Insurance Committee          207
c/o Triumph Capital, L.P.                   since         and Director or Trustee of the Morgan
237 Park Avenue                             July 1991     Stanley Funds and the TCW/DW Term
New York, NY                                              Trusts; director/trustee of various
                                                          investment companies managed by Morgan
                                                          Stanley Investment Management Inc. and
                                                          Morgan Stanley Investments LP (since
                                                          July 2001); General Partner, Triumph
                                                          Capital, L.P., a private investment
                                                          partnership; formerly Vice President,
                                                          Bankers Trust Company and BT Capital
                                                          Corporation (1984-1988).

John L. Schroeder (71)**      Trustee       Trustee       Retired; Chairman of the Derivatives         129
c/o Mayer, Brown, Rowe &                    since         Committee and Director or Trustee of
Maw                                         April 1994    the Morgan Stanley Funds and the
Counsel to the Independent                                TCW/DW Term Trusts; formerly Executive
Trustees                                                  Vice President and Chief Investment
1675 Broadway                                             Officer of the Home Insurance Company
New York, NY                                              (August 1991-September 1995).


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE             BY TRUSTEE
---------------------------  -------------------------
Michael E. Nugent (66)       Director of various
c/o Triumph Capital, L.P.    business organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)**     Director of Citizens
c/o Mayer, Brown, Rowe &     Communications Company
Maw                          (telecommunications
Counsel to the Independent   company).
Trustees
1675 Broadway
New York, NY



    The Trustees who are affiliated with the Investment Manager or affiliates of the Investment Manager (as set forth below) and executive officers of the Fund, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                              POSITION(S)    LENGTH OF                                               COMPLEX
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN
    MANAGEMENT TRUSTEE        REGISTRANT      SERVED*                  PAST 5 YEARS                BY TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -----------
Charles A. Fiumefreddo (69)   Chairman,     Trustee       Chairman, Director or Trustee and            129
c/o Morgan Stanley Trust      Director or   since         Chief Executive Officer of the Morgan
Harborside Financial          Trustee       July 1991     Stanley Funds and the TCW/DW Term
Center,                       and Chief                   Trusts; formerly Chairman, Chief
Plaza Two,                    Executive                   Executive Officer and Director of the
Jersey City, NJ               Officer                     Investment Manager, the Distributor
                                                          and Morgan Stanley Services, Executive
                                                          Vice President and Director of Morgan
                                                          Stanley DW, Chairman and Director of
                                                          the Transfer Agent and Director and/or
                                                          officer of various Morgan Stanley
                                                          subsidiaries (until June 1998).

James F. Higgins (54)         Trustee       Trustee       Director or Trustee of the Morgan            129
c/o Morgan Stanley Trust                    since June    Stanley Funds and the TCW/DW Term
Harborside Financial                        2000          Trusts (since June 2000); Senior
Center,                                                   Advisor of Morgan Stanley (since
Plaza Two,                                                August 2000); Director of the
Jersey City, NJ                                           Distributor and Dean Witter Realty
                                                          Inc.; previously President and Chief
                                                          Operating Officer of the Private
                                                          Client Group of Morgan Stanley (May
                                                          1999-August 2000), President and Chief
                                                          Operating Officer of Individual
                                                          Securities of Morgan Stanley (February
                                                          1997-May 1999).


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE              BY TRUSTEE
---------------------------  -------------------------
Charles A. Fiumefreddo (69)  None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)        None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley Funds.



** Mr. Schroeder is retiring from the Board on September 1, 2002.

                                                                                                    NUMBER OF
                                                                                                   PORTFOLIOS
                                                                                                     IN FUND
                              POSITION(S)    LENGTH OF                                               COMPLEX
 NAME, AGE AND ADDRESS OF      HELD WITH       TIME           PRINCIPAL OCCUPATION(S) DURING        OVERSEEN
    MANAGEMENT TRUSTEE        REGISTRANT      SERVED*                  PAST 5 YEARS                BY TRUSTEE
---------------------------   -----------   -----------   --------------------------------------   -----------
Philip J. Purcell (58)        Trustee       Trustee       Director or Trustee of the Morgan            129
1585 Broadway                               since April   Stanley Funds and the TCW/DW Term
New York, NY                                1994          Trusts; Chairman of the Board of
                                                          Directors and Chief Executive Officer
                                                          of Morgan Stanley and Morgan Stanley
                                                          DW; Director of the Distributor;
                                                          Chairman of the Board of Directors and
                                                          Chief Executive Officer of Novus
                                                          Credit Services Inc.; Director and/or
                                                          officer of various Morgan Stanley
                                                          subsidiaries.


 NAME, AGE AND ADDRESS OF    OTHER DIRECTORSHIPS HELD
    MANAGEMENT TRUSTEE              BY TRUSTEE
---------------------------  -------------------------
Philip J. Purcell (58)       Director of American
1585 Broadway                Airlines, Inc. and its
New York, NY                 parent company, AMR
                             Corporation.


----------------------------------

* This is the date the Trustee began serving the Morgan Stanley Funds.



                                 POSITION(S)
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF TIME                   PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER            REGISTRANT             SERVED                                PAST 5 YEARS
----------------------------   ----------------   ---------------------   -------------------------------------------------------
Mitchell M. Merin (48)         President          President since May     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                       1999                    Investment Management (since December 1998); President,
New York, NY                                                              Director (since April 1997) and Chief Executive Officer
                                                                          (since June 1998) of the Investment Manager and Morgan
                                                                          Stanley Services; Chairman, Chief Executive Officer and
                                                                          Director of the Distributor (since June 1998); Chairman
                                                                          and Chief Executive Officer (since June 1998) and
                                                                          Director (since January 1998) of the Transfer Agent;
                                                                          Director of various Morgan Stanley subsidiaries;
                                                                          President of the Morgan Stanley Funds and TCW/DW Term
                                                                          Trusts (since May 1999); Trustee of various Van Kampen
                                                                          investment companies (since December 1999); previously
                                                                          Chief Strategic Officer of the Investment Manager and
                                                                          Morgan Stanley Services and Executive Vice President of
                                                                          the Distributor (April 1997-June 1998), Vice President
                                                                          of the Morgan Stanley Funds (May 1997-April 1999), and
                                                                          Executive Vice President of Morgan Stanley.

Barry Fink (47)                Vice President,    Vice President,         General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas    Secretary and      Secretary and General   (since December 2000) of Morgan Stanley Investment
New York, NY                   General Counsel    Counsel since           Management; Managing Director (since December 2000),
                                                  February 1997           and Secretary and General Counsel (since February 1997)
                                                                          and Director (since July 1998) of the Investment
                                                                          Manager and Morgan Stanley Services; Assistant
                                                                          Secretary of Morgan Stanley DW; Vice President,
                                                                          Secretary and General Counsel of the Morgan Stanley
                                                                          Funds and TCW/DW Term Trusts (since February 1997);
                                                                          Vice President and Secretary of the Distributor;
                                                                          previously, Senior Vice President, Assistant Secretary
                                                                          and Assistant General Counsel of the Investment Manager
                                                                          and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer          Since April 1989        First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                                                  Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                              Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President     Since October 1998      Managing Director, Chief Administrative Officer since
1221 Avenue of the Americas                                               September 1996) and Director since February, 1999) of
New York, NY                                                              the Investment Manager and Morgan Stanley Services and
                                                                          Chief Executive Officer and Director of the Transfer
                                                                          Agent; previously Managing Director of the TCW Group
                                                                          Inc.

                                 POSITION(S)
  NAME, AGE AND ADDRESS OF        HELD WITH          LENGTH OF TIME                   PRINCIPAL OCCUPATION(S) DURING
     EXECUTIVE OFFICER            REGISTRANT             SERVED                                PAST 5 YEARS
----------------------------   ----------------   ---------------------   -------------------------------------------------------
Joseph J. McAlinden (59)       Vice President     Since July 1995         Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                               Investment Manager and Director of the Transfer Agents.
New York, NY

Jonathan R. Page (55)          Vice President     Since Inception         Managing Director and Portfolio Manager of the
1221 Avenue of the Americas                       of the Funds            Investment Manager and its investment management
New York, NY                                                              affiliates for over 5 years.

Katherine H. Stromberg (54)    Vice President     Since 1991              Executive Director and Portfolio Manager of the
1221 Avenue of the Americas    of Active Assets                           Investment Manager and its investment management
New York, NY                   California Tax-                            affiliates for over 5 years.
                               Free Trust and
                               Active Assets
                               Tax-Free Trust



    In addition, JAMES F. WILLISON, Managing Director of the Investment Manager, JOSEPH ARCIERI, Executive Director of the Investment Manager and GERARD J. LIAN, Vice President of the Investment Manager, are Vice Presidents of the Funds. A. THOMAS SMITH III, Managing Director and General Counsel of the Investment Manager and Morgan Stanley Services, is a Vice President and Assistant Secretary of the Funds, and SARA BADLER, STEFANIE CHANG-YU, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, MARILYN K. CRANNEY, First Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services, and JOANNE DOLDO, NATASHA KASSIAN, GEORGE SILFEN AND SHELDON WINICOUR, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of the Funds.



    For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown below.



                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                                  ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS       BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
     NAME OF TRUSTEE                   (AS OF DECEMBER 31, 2001)                            (AS OF DECEMBER 31, 2001)
-------------------------  --------------------------------------------------   -------------------------------------------------
INDEPENDENT:
Michael Bozic                             $50,001-$100,000(1)                                     over $100,000

Edwin J. Garn                                     none                                            over $100,000

Wayne E. Hedien                                   none                                            over $100,000

Dr. Manuel H. Johnson                             none                                            over $100,000

Michael E. Nugent                                 none                                            over $100,000

John L. Schroeder                                 none                                            over $100,000

INTERESTED:

Charles A. Fiumefreddo                      over $100,000(2)                                      over $100,000

James F. Higgins                            over $100,000(1)                                      over $100,000

Philip J. Purcell                           over $100,000(1)                                      over $100,000


----------------------------------

(1) Active Assets Tax-Free Trust



(2) Active Assets Money Trust, Active Assets Tax-Free Trust



    As to each independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment advisor or principal underwriter of the Fund.

    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, six of the directors/trustees, including all of the independent directors/trustees, serve as members of the Derivatives Committee and three directors/trustees, including two Independent Trustees, serve as members of the Insurance Committee.


    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.


    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board. The Audit Committee currently consists of Messrs. Johnson, Bozic, Hedien, Garn, Nugent and Schroeder. During the Fund's fiscal year ended June 30, 2002, the Audit Committee held 10 meetings.



    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund. The Derivatives Committee currently consists of Mr. Fiumefreddo and all of the Independent Trustees of the Fund. During the Fund's fiscal year ended June 30, 2002, the Derivatives Committee held three meetings.



    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund. The Insurance Committee currently consists of Messrs. Nugent, Fiumefreddo and Hedien. During the Fund's fiscal year ended June 30, 2002, the Insurance Committee held two meetings.


    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the Morgan Stanley Funds or even of these Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Morgan Stanley Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Morgan Stanley Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.

    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting (except an Audit Committee meeting), or a meeting of the Independent Trustees and/or more than one Committee meeting (except an Audit Committee meeting), take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.



    The following tables illustrate the compensation that each Fund paid to its Independent Trustees for the fiscal year ended June 30, 2002.


                               FUND COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,550
Edwin J. Garn...............................................     1,550
Wayne E. Hedien.............................................     1,550
Dr. Manuel H. Johnson.......................................     2,300
Michael E. Nugent...........................................     2,050
John L. Schroeder...........................................     1,942


                          ACTIVE ASSETS TAX-FREE TRUST


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,550
Edwin J. Garn...............................................     1,550
Wayne E. Hedien.............................................     1,550
Dr. Manuel H. Johnson.......................................     2,300
Michael E. Nugent...........................................     2,050
John L. Schroeder...........................................     1,942

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,550
Edwin J. Garn...............................................     1,550
Wayne E. Hedien.............................................     1,550
Dr. Manuel H. Johnson.......................................     2,300
Michael E. Nugent...........................................     2,050
John L. Schroeder...........................................     1,942


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                               AGGREGATE
                                                             COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                  FROM THE FUND
---------------------------                                  -------------
Michael Bozic...............................................    $1,550
Edwin J. Garn...............................................     1,550
Wayne E. Hedien.............................................     1,550
Dr. Manuel H. Johnson.......................................     2,300
Michael E. Nugent...........................................     2,050
John L. Schroeder...........................................     1,942



    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 2001 for services to the 97 Morgan Stanley Funds (consisting of 129 portfolios) that were in operation at December 31, 2001. None of the Fund's Independent Trustees received compensation from any other funds in the Fund Complex, except Mr. Nugent who received compensation for service as Director/Trustee to 16 other registered funds (consisting of 78 portfolios) in the Fund Complex.


                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS


                                                                TOTAL CASH
                                                               COMPENSATION
                                                              FOR SERVICES TO
                                                                 97 MORGAN
                                                               STANLEY FUNDS
                                                                 AND OTHER
                                                               FUNDS IN THE
NAME OF INDEPENDENT TRUSTEE                                    FUND COMPLEX
---------------------------                                   ---------------
Michael Bozic...............................................     $150,150
Edwin J. Garn...............................................      150,150
Wayne E. Hedien.............................................      150,100
Dr. Manuel H. Johnson.......................................      219,900
Michael E. Nugent...........................................      228,362
John L. Schroeder...........................................      196,650



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 51 of the Morgan Stanley Funds, including each Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses by the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each Fund for the fiscal year ended June 30, 2002 and by the 52 Morgan Stanley Funds (including each Fund) for the calendar year ended December 31, 2001, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Funds as of June 30, 2001 and from the 52 Morgan Stanley Funds as of December 31, 2001. For the calendar year ended December 31, 2001, no retirement benefits were accrued to the Independent Trustees from any other funds in the Fund Complex.


        RETIREMENT BENEFITS FROM THE FUNDS AND ALL MORGAN STANLEY FUNDS

                           ACTIVE ASSETS MONEY TRUST


                                 FOR ALL ADOPTING FUNDS
                              -----------------------------    RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                ESTIMATED                           ACCRUED AS              BENEFITS
                                CREDITED                             EXPENSES          UPON RETIREMENT(2)
                                  YEARS         ESTIMATED     ----------------------   -------------------
                              OF SERVICE AT   PERCENTAGE OF                  BY ALL      FROM     FROM ALL
                               RETIREMENT       ELIGIBLE       BY THE       ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)    COMPENSATION      FUND         FUNDS       FUND      FUNDS
---------------------------   -------------   -------------   --------      --------   --------   --------
Michael Bozic...............        10           60.44%        $  370       $21,395     $  907    $48,443
Edwin J. Garn...............        10           60.44            559        33,443        927     49,121
Wayne E. Hedien.............         9           51.37            698        44,952        775     41,437
Dr. Manuel H. Johnson.......        10           60.44            381        22,022      1,360     72,014
Michael E. Nugent...........        10           60.44            644        38,472      1,209     64,157
John L. Schroeder...........         8           50.37          1,042        68,342        965     50,640


------------------------
1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                          ACTIVE ASSETS TAX-FREE TRUST


                                 FOR ALL ADOPTING FUNDS
                              -----------------------------    RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                ESTIMATED                           ACCRUED AS              BENEFITS
                                CREDITED                             EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     ----------------------   -------------------
                              OF SERVICE AT   PERCENTAGE OF                  BY ALL      FROM     FROM ALL
                               RETIREMENT       ELIGIBLE       BY THE       ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)    COMPENSATION      FUND         FUNDS       FUND      FUNDS
---------------------------   -------------   -------------   --------      --------   --------   --------
Michael Bozic...............        10           60.44%        $  370       $21,395     $  907    $48,443
Edwin J. Garn...............        10           60.44            559        33,443        927     49,121
Wayne E. Hedien.............         9           51.37            698        44,952        775     41,437
Dr. Manuel H. Johnson.......        10           60.44            381        22,022      1,360     72,014
Michael E. Nugent...........        10           60.44            644        38,472      1,209     64,157
John L. Schroeder...........         8           50.37          1,042        68,342        965     50,640


------------------------

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                 FOR ALL ADOPTING FUNDS
                              -----------------------------    RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                ESTIMATED                           ACCRUED AS              BENEFITS
                                CREDITED                             EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     ----------------------   -------------------
                              OF SERVICE AT   PERCENTAGE OF                  BY ALL      FROM     FROM ALL
                               RETIREMENT       ELIGIBLE       BY THE       ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)    COMPENSATION      FUND         FUNDS       FUND      FUNDS
---------------------------   -------------   -------------   --------      --------   --------   --------
Michael Bozic...............        10           60.44%        $  370       $21,395     $  907    $48,443
Edwin J. Garn...............        10           60.44            643        33,443        927     49,121
Wayne E. Hedien.............         9           51.37            698        44,952        775     41,437
Dr. Manuel H. Johnson.......        10           60.44            405        22,022      1,360     72,014
Michael E. Nugent...........        10           60.44            730        38,472      1,209     64,157
John L. Schroeder...........         8           50.37          1,042        68,342        965     50,640


------------------------

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                 FOR ALL ADOPTING FUNDS
                              -----------------------------    RETIREMENT BENEFITS      ESTIMATED ANNUAL
                                ESTIMATED                           ACCRUED AS              BENEFITS
                                CREDITED                             EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     ----------------------   -------------------
                              OF SERVICE AT   PERCENTAGE OF                  BY ALL      FROM     FROM ALL
                               RETIREMENT       ELIGIBLE       BY THE       ADOPTING     THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE   (MAXIMUM 10)    COMPENSATION      FUND         FUNDS       FUND      FUNDS
---------------------------   -------------   -------------   --------      --------   --------   --------
Michael Bozic...............        10           60.44%        $  370       $21,395     $  907    $48,443
Edwin J. Garn...............        10           60.44            559        33,443        927     49,121
Wayne E. Hedien.............         9           51.37            698        44,952        775     41,437
Dr. Manuel H. Johnson.......        10           60.44            381        22,022      1,360     72,014
Michael E. Nugent...........        10           60.44            644        38,472      1,209     64,157
John L. Schroeder...........         8           50.37          1,042        68,342        965     50,640


------------------------
1 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of August 8, 2002, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of each Fund. The percentage ownership of shares of each Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is 1221 Avenue of the Americas, New York, NY 10020. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    Pursuant to separate Investment Management Agreements (the "Management Agreements") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% of the portion of the daily net assets exceeding $3 billion; and with respect to ACTIVE ASSETS MONEY TRUST, 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of daily net assets exceeding $17.5 billion but not exceeding $25 billion; and 0.247% of the portion of daily net assets exceeding $25 billion but not exceeding $30 billion; and 0.246% of the portion of daily net assets exceeding $30 billion; and with respect to ACTIVE ASSETS TAX-FREE TRUST, 0.249% of the portion of daily net assets exceeding $15 billion.



    For the fiscal years ended June 30, 2000, 2001 and 2002, ACTIVE ASSETS MONEY TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $51,232,674, $65,056,908 and $70,005,737, respectively.



    For the fiscal years ended June 30, 2000, 2001 and 2002, ACTIVE ASSETS TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $9,548,312, $11,022,311 and $11,070,161, respectively.



    For the fiscal years ended June 30, 2000, 2001 and 2002, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $3,534,793, $3,936,048 and $3,768,683, respectively.



    For the fiscal years ended June 30, 2000, 2001 and 2002, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $4,515,824, $5,750,892 and $6,675,587, respectively.

    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for each Fund.


    In approving the Management Agreements, the Board of Trustees of each Fund other than Active Assets Money Trust, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Investment Manager, the performance, fees and expenses of each Fund compared to other similar investment companies, the Investment Manager's expenses in providing the services, the profitability of the Investment Manager and its affiliated companies and other benefits they derive from their relationship with each Fund and the extent to which economies of scale are shared with each Fund. The Independent Trustees met with and reviewed reports from third parties about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Investment Manager and the financial strength of the Investment Manager and its affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by their legal counsel as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees of each Fund other than Active Assets Money Trust, including all of the Independent Trustees, determined, in the exercise of its business judgment, that approval of the Management Agreement was in the best interests of each Fund and their shareholders. Further, the Board of Trustees, including all of the Independent Trustees, concluded that the assets of Active Assets Money Trust had grown to such a point that a reduced rate on incremental assets was appropriate in order to pass on to shareholders economies of scale. Accordingly, a breakpoint in the advisory fee was approved.


B. PRINCIPAL UNDERWRITER

    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.

    The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.

    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.

    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    Each Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").

    Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each
Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

    Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.

    Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    ACTIVE ASSETS MONEY TRUST reimbursed $26,580,006 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2002. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS MONEY TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $26,580,006. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS TAX-FREE TRUST reimbursed $3,119,316 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2002. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS TAX-FREE TRUST to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $3,119,316. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST reimbursed $799,806 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2002. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan

Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $799,806. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST reimbursed $1,631,279 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2002. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS GOVERNMENT SECURITIES TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $1,631,279. No payments under the Plan were made for interest, carrying or other financing charges.


    Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes (1) an itemization of the types of expenses and the purposes therefore;
(2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.

    No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Trust is the transfer agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.


(2) CUSTODIAN AND INDEPENDENT AUDITORS

    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

(3) AFFILIATED PERSONS


    The Transfer Agent is an affiliate of the Investment Manager and the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.


F. CODES OF ETHICS

    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    During the fiscal years ended June 30, 2000, 2001 and 2002, the Funds paid no such brokerage commissions or concessions.

B. COMMISSIONS

    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.


    During the fiscal years ended June 30, 2000, 2001 and 2002, the Funds did not effect any principal transactions with Morgan Stanley DW.


    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


    During the fiscal years ended June 30, 2000, 2001 and 2002, the Funds paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.

    The Investment Manager and certain of its affiliates, currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.

D. DIRECTED BROKERAGE


    During the fiscal year ended June 30, 2002, the Funds did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended June 30, 2001, ACTIVE ASSETS MONEY TRUST purchased securities issued by Citicorp, Deutsche Bank Financial L.L.C., Ford Motor Credit Co., Abbey National North America Corp., Goldman Sachs & Co., General Electric Capital Corp., Merrill Lynch & Co. and Societe Generale N.A. Inc., which issuers were among the top ten brokers or the ten dealers which executed transactions for or with ACTIVE ASSETS MONEY TRUST in the largest dollar amounts during the year. At June 30, 2002 ACTIVE ASSETS MONEY TRUST held securities issued by Citicorp, General Electric Capital Corp., Abbey National North America Corp., Deutsche Bank Financial L.L.C., Societe Generale N.A. Inc. and Goldman, Sachs & Co., with values of $249,977,875, $1,233,121,033,
$811,941,692, $868,833,839, $867,906,442 and $125,984,009, respectively.



    During the fiscal year ended June 30, 2002, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST purchased securities issued by Banc of America Securities LLC, Deutsche Banc Alex Brown, Goldman, Sachs & Co., Warburg Dillon Read LLC, which issuer was among the top ten brokers or the top ten dealers which executed trades for or with ACTIVE ASSETS GOVERNMENT SECURITIES TRUST in the largest dollar amounts. At June 30, 2002, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST held securities issued by Goldman, Sachs & Co. with a value of $146,440,000.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully;

or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------


    ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will generally pay ordinary dividends. ACTIVE ASSETS TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund will also make distributions of short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of a Fund will affect the amount, timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. Each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.


    Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by a Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.

    In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    Under certain tax rules, the ACTIVE ASSETS MONEY TRUST and the ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Funds receive no payments in cash on the security during the year. To the extent that the Funds invest in such securities, they would be required to pay out such income as an income distribution in order to avoid taxation at the Fund level. Such distributions will be made from available cash of the Funds or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Funds may realize gain or loss from such sales. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    All or a portion of any of ACTIVE ASSETS TAX-FREE TRUST'S and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the ACTIVE ASSETS TAX-FREE TRUST and the ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST could be affected. In that event, the Funds would re-evaluate their investment objective and policies.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.


    ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to invest a portion of their assets in certain "private activity bonds." As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate on long-term capital gains is available to non-corporate shareholders to the extent the distributions of long-term capital gains are derived from securities which a Fund purchased after December 31, 2000, and held for more than five years.


    It is not anticipated that the ordinary dividends or net long-term capital gains distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.


    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Fund of any taxable interest income and short-term capital gains.


    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and, for shareholders of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.


    PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year will generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains. However, as each Fund intends to maintain its share price at $1.00, preserving the principal value of a shareholder's investment, a shareholder generally will not realize gain or loss on the sale or redemption of shares in a Fund.



    Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


    OTHER CONSIDERATIONS. Interest on indebtedness incurred by shareholders to purchase or carry shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of ACTIVE

ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST. "Substantial user" is defined generally by Treasury Regulations Section 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

CALIFORNIA STATE TAX

    To the extent that dividends paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    For California personal income tax purposes, the shareholders of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not be subject to tax, or receive a credit for taxes paid by the Fund, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the PROSPECTUS. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the particular Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS MONEY TRUST'S current yield for the seven days ending
June 30, 2002 was 1.49%. The effective annual yield on June 30, 2002 was 1.50%, assuming daily compounding.



    ACTIVE ASSETS TAX-FREE TRUST'S current yield for the seven days ending
June 30, 2002 was 1.01%. The effective annual yield on June 30, 2002 was 1.02%, assuming daily compounding. Based upon a Federal personal income tax bracket of 38.60%, ACTIVE ASSETS TAX-FREE TRUST'S tax-equivalent yield for the seven days ending June 30, 2002 was 1.64%.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S current yield for the seven days ending June 30, 2002 was 0.84%. The effective annual yield on June 30, 2002 was 0.85%, assuming daily compounding. Based upon a combined Federal and California personal income tax bracket of 44.31%, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S tax-equivalent yield for the seven days ended June 30, 2002 was 1.51%.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST'S current yield for the seven days ending June 30, 2002 was 1.30%. The effective annual yield on June 30, 2002 was 1.31%, assuming daily compounding.



    Each Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of each Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in ACTIVE ASSETS MONEY TRUST at July 7, 1981 (inception of the Fund) would have grown to $37,886, $189,428 and $378,856, respectively, at June 30, 2002. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS TAX-FREE TRUST at July 7, 1981 (inception of the Fund) would have grown to $22,357, $111,783 and $223,566, respectively at June 30, 2002. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST at November 12, 1991 (inception of the Fund) would have grown to $12,854, $64,269 and $128,539, respectively at June 30, 2002. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS GOVERNMENT SECURITIES TRUST at July 7, 1981 (inception of the Fund) would have grown to $34,459, $172,296 and $344,592, respectively at June 30, 2002.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal year ended June 30, 2002 included in this STATEMENT OF ADDITIONAL INFORMATION and included or incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FOR THE YEAR ENDED JUNE 30,                               2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                     0.023           0.056           0.054           0.048           0.052
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                (0.023)*        (0.056)*        (0.054)         (0.048)         (0.052)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                               2.33%           5.76%           5.50%           4.92%           5.38%
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses                                                   0.40%           0.41%           0.42%           0.43%           0.44%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                      2.32%           5.58%           5.38%           4.78%           5.24%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                  $25,038         $26,212         $20,972         $15,989         $11,922
---------------------------------------------------------------------------------------------------------------------------------

 * Includes capital gain distribution of less than $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

                                                                                           ANNUALIZED
      PRINCIPAL                                                                              YIELD
      AMOUNT IN                                                                            ON DATE OF
      THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

----------------------------------------------------------------------------------------------------------------------------

                         U.S. Government & Agency Obligations (55.9%)
     $  483,650          Federal Home Loan Banks
                          07/10/02 - 12/20/02........................................     1.71 - 2.04%      $   480,494,606
      5,899,900          Federal Home Loan Mortgage Corp.
                          07/01/02 - 12/30/02........................................     1.76 - 1.94         5,877,696,363
      4,713,075          Federal National Mortgage Assoc.
                          07/12/02 - 12/30/02........................................     1.74 - 3.56         4,695,019,800
      2,953,750          U.S. Treasury Bills
                          07/05/02 - 12/26/02........................................     1.74 - 1.89         2,941,751,019
                                                                                                            ---------------
                         Total U.S. Government & Agency Obligations
                         (COST $13,994,961,788)........................................................      13,994,961,788
                                                                                                            ---------------
                         Commercial Paper (37.8%)
                         BANKING (0.2%)
         50,000          Citicorp
                          07/08/02...................................................         1.77               49,977,875
                                                                                                            ---------------
                         FINANCE - AUTOMOTIVE (0.2%)
         53,050          American Honda Finance Corp.
                          08/19/02...................................................         1.76               52,918,480
                                                                                                            ---------------
                         FINANCE - CONSUMER (7.0%)
         95,900          American Express Credit Corp.
                          07/16/02...................................................         1.75               95,820,749
        684,500          FCAR Owner Trust
                          07/10/02 - 08/23/02........................................     1.78 - 1.80           683,330,272
        920,000          New Center Asset Trust
                          08/14/02 - 10/21/02........................................     1.78 - 1.83           916,435,913
         57,300          Wells Fargo Financial Inc.
                          07/01/02...................................................         1.76               57,294,397
                                                                                                            ---------------
                                                                                                              1,752,881,331
                                                                                                            ---------------
                         FINANCE - CORPORATE (2.1%)
        530,000          CIESCO, L.P.
                          07/03/02 - 09/04/02........................................     1.78 - 1.89           529,366,554
                                                                                                            ---------------
                         FINANCIAL CONGLOMERATES (5.8%)
      1,238,100          General Electric Capital Corp.
                          07/08/02 - 12/31/02........................................     1.78 - 2.26         1,233,121,033

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                         ANNUALIZED
   PRINCIPAL                                                                              YIELD
   AMOUNT IN                                                                             ON DATE OF
   THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

----------------------------------------------------------------------------------------------------------------------------

     $  210,000          Mortgage Interest Networking Trust
                          07/08/02 - 08/26/02........................................     1.80 - 1.82%      $   209,598,933
                                                                                                            ---------------
                                                                                                              1,442,719,966
                                                                                                            ---------------
                         INTEGRATED OIL (0.3%)
         75,000          ChevronTexaco Corp.
                          08/27/02...................................................         1.77               74,783,667
                                                                                                            ---------------
                         INTERNATIONAL BANKS (21.7%)
         87,500          ANZ (DE) Inc.
                          07/10/02 - 09/20/02........................................     1.80 - 1.83            87,299,580
        814,550          Abbey National North America LLC
                          07/23/02 - 10/18/02........................................     1.79 - 2.03           811,941,692
        135,000          BNP Paribas Finance, Inc.
                          07/09/02...................................................         1.79              134,933,250
        650,000          Barclays U.S. Funding Corp.
                          07/17/02 - 09/11/02........................................     1.83 - 1.86           648,120,806
        965,600          Canadian Imperial Holdings Inc.
                          08/20/02 - 09/23/02........................................     1.80 - 1.82           962,072,251
        869,900          Deutsche Bank Financial LLC
                          07/10/02 - 08/13/02........................................     1.79 - 1.86           868,833,839
        870,000          Societe Generale N.A. Inc.
                          07/26/02 - 09/26/02........................................     1.77 - 1.79           867,906,442
        300,000          Toronto-Dominion Holdings USA Inc.
                          08/09/02...................................................         1.81              299,385,000
        750,000          UBS Finance (Delaware) LLC
                          07/02/02 - 09/09/02........................................     1.77 - 1.88           747,942,319
                                                                                                            ---------------
                                                                                                              5,428,435,179
                                                                                                            ---------------
                         INVESTMENT BANKS/BROKERS (0.5%)
        126,000          Goldman Sachs Group Inc. (The)
                          07/01/02 - 07/03/02........................................     1.78 - 1.80           125,984,009
                                                                                                            ---------------
                         Total Commercial Paper
                         (COST $9,457,067,061).........................................................       9,457,067,061
                                                                                                            ---------------
                         Certificates of Deposit (4.2%)
        200,000          Citibank, N.A.
                          08/21/02...................................................         1.81              200,000,000
        793,100          State Street Bank & Trust Co.
                          07/11/02 - 08/13/02........................................     1.79 - 1.99           793,100,000

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                         ANNUALIZED
   PRINCIPAL                                                                              YIELD
   AMOUNT IN                                                                             ON DATE OF
   THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE             VALUE

----------------------------------------------------------------------------------------------------------------------------

     $   70,000          Wells Fargo Bank, N.A.
                          08/30/02...................................................        1.76%          $    70,000,000
                                                                                                            ---------------
                         Total Certificates of Deposit
                         (COST $1,063,100,000).........................................................       1,063,100,000
                                                                                                            ---------------
                         Short-Term Bank Notes (2.1%)
        100,000          Bank of America, N.A.
                          09/05/02...................................................         1.82              100,000,000
        100,000          Bank One, Columbus, N.A.
                          08/09/02...................................................         1.78              100,000,000
         75,000          LaSalle Bank, N.A.
                          09/18/02...................................................         1.87               75,000,000
        250,000          U.S. Bank, N.A., Cincinnati
                          08/23/02...................................................         1.79              250,000,000
                                                                                                            ---------------
                         Total Short-Term Bank Notes
                         (COST $525,000,000)...........................................................         525,000,000
                                                                                                            ---------------

                         Total Investments
                         (COST $25,040,128,849) (A)..................................       100.0%        25,040,128,849

                         Liabilities in Excess of Other Assets.......................        (0.0)            (2,451,474)
                                                                                            -----        ---------------

                         Net Assets..................................................       100.0%       $25,037,677,375
                                                                                            =====        ===============

---------------------

         (A)            COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002

Assets:
Investments in securities, at value (cost
 $25,040,128,849)...........................................    $25,040,128,849
Cash........................................................              9,529
Receivable for:
  Interest..................................................          4,999,830
  Shares of beneficial interest sold........................             14,717
Prepaid expenses and other assets...........................            369,063
                                                                ---------------

    Total Assets............................................     25,045,521,988
                                                                ---------------
Liabilities:
Payable for:
  Investment management fee.................................          5,109,711
  Distribution fee..........................................          1,949,914
Accrued expenses and other payables.........................            784,988
                                                                ---------------

    Total Liabilities.......................................          7,844,613
                                                                ---------------

    Net Assets..............................................    $25,037,677,375
                                                                ===============
Composition of Net Assets:
Paid-in-capital.............................................    $25,037,662,059
Accumulated undistributed net investment income.............             15,316
                                                                ---------------

    Net Assets..............................................    $25,037,677,375
                                                                ===============
    Net Asset Value Per Share,
      25,037,662,059 shares outstanding (unlimited shares
      authorized of $.01 par value).........................    $          1.00
                                                                ===============

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:

Interest Income.............................................    $729,350,132
                                                                ------------

Expenses
Investment management fee...................................      70,005,737
Distribution fee............................................      26,580,006
Transfer agent fees and expenses............................       9,648,448
Custodian fees..............................................         860,437
Shareholder reports and notices.............................         463,378
Registration fees...........................................         152,662
Professional fees...........................................          51,223
Trustees' fees and expenses.................................          18,798
Other.......................................................         122,708
                                                                ------------

    Total Expenses..........................................     107,903,397
                                                                ------------

    Net Investment Income...................................     621,446,735

    Net Realized Gain.......................................          84,074
                                                                ------------

Net Increase................................................    $621,530,809
                                                                ============

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                                  FOR THE YEAR         FOR THE YEAR
                                                                      ENDED                ENDED
                                                                  JUNE 30, 2002        JUNE 30, 2001
                                                                -----------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $   621,446,735      $ 1,382,581,631
Net realized gain...........................................              84,074              241,472
                                                                 ---------------      ---------------

    Net Increase............................................         621,530,809        1,382,823,103
                                                                 ---------------      ---------------

Dividends and Distributions to Shareholders from:
Net investment income.......................................        (621,446,027)      (1,382,571,003)
Net realized gain*..........................................             (84,074)            (242,436)
                                                                 ---------------      ---------------

    Total Dividends and Distributions.......................        (621,530,101)      (1,382,813,439)
                                                                 ---------------      ---------------

Net increase (decrease) from transactions in shares of
 beneficial interest........................................      (1,174,174,409)       5,239,693,168
                                                                 ---------------      ---------------

    Net Increase (Decrease).................................      (1,174,173,701)       5,239,702,832

Net Assets:
Beginning of period.........................................      26,211,851,076       20,972,148,244
                                                                 ---------------      ---------------

End of Period (Including accumulated undistributed net
 investment income of $15,316 and $14,608, respectively)....     $25,037,677,375      $26,211,851,076
                                                                 ===============      ===============

---------------------

*                       SHORT-TERM GAINS ONLY.

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

$1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding
$3 billion; 0.25% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; 0.248% to the portion of the daily net assets exceeding $17.5 billion but not exceeding $25 billion; and 0.247% to the portion of daily net assets exceeding $25 billion. Effective
May 1, 2002, the Agreement was amended to reduce the annual rate to 0.246% of the portion of the daily net assets exceeding $30 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $105,154,562,780 and $107,295,414,956, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $38,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,276. At June 30, 2002, the Fund had an accrued pension liability of $56,773 which is included in accrued expenses in the Statement of Assets and Liabilities.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                                 JUNE 30, 2002       JUNE 30, 2001
                                                                ----------------    ----------------
Shares sold.................................................     77,921,269,151      90,418,139,741
Shares issued in reinvestment of dividends and
 distributions..............................................        620,058,475       1,380,414,553
                                                                ---------------     ---------------
                                                                 78,541,327,626      91,798,554,294
Shares redeemed.............................................    (79,715,502,035)    (86,558,861,126)
                                                                ---------------     ---------------
Net increase (decrease) in shares outstanding...............     (1,174,174,409)      5,239,693,168
                                                                ===============     ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2002, 14.62% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FOR THE YEAR ENDED JUNE 30,                               2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                    0.014           0.033           0.031           0.027           0.031
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income               (0.014)         (0.033)         (0.031)         (0.027)         (0.031)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $  1.00         $  1.00         $  1.00         $  1.00         $  1.00
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                              1.38%           3.34%           3.15%           2.73%           3.11%
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses (before expense offset)                          0.48%(1)        0.48%           0.50%           0.52%           0.54%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                     1.38%           3.28%           3.11%           2.68%           3.05%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions                  $2,947          $3,075          $2,660          $2,290          $1,869
---------------------------------------------------------------------------------------------------------------------------------

 (1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

      PRINCIPAL
      AMOUNT IN                                                                           COUPON      DEMAND
      THOUSANDS                                                                           RATE+        DATE*           VALUE

----------------------------------------------------------------------------------------------------------------------------------

                         Short-Term Variable Rate Municipal Obligations (79.1%)

                         ARIZONA
       $ 5,100           Maricopa County, Arizona Public Service Co Palo Verde 1994
                          Ser C......................................................      1.85%     07/01/02      $    5,100,000
         2,400           Pinal County Industrial Development Authority, Newmont
                          Mining Co Ser 1984.........................................      1.85      07/01/02           2,400,000
        22,100           Tempe, Excise Tax Ser 1998..................................      1.80      07/01/02          22,100,000

                         CALIFORNIA
         5,300           California Health Facilities Financing Authority, Adventist
                          Health System West 1998 Ser B (MBIA).......................      1.85      07/01/02           5,300,000
           100           California Statewide Community Development Authority,
                           John Muir/Mt Diablo Health System
                          Ser 1997 COPs (Ambac)......................................      1.93      07/01/02             100,000
                         Orange County Sanitation District,
        11,400             Ser 1992 COPs (Ambac).....................................      1.10      07/08/02          11,400,000
         1,100             Ser 2000 A COPs...........................................      1.75      07/01/02           1,100,000
        10,610           Turlock Irrigation District, Ser 1988 A.....................      1.20      07/08/02          10,610,000

                         COLORADO
        15,000           Colorado Student Obligation Bond Authority, Ser 1989A
                          (Ambac) (AMT)..............................................      1.33      07/08/02          15,000,000
        15,000           Denver City & County, Airport System Refg Ser 2000 C (MBIA)
                          (AMT)......................................................      1.35      07/08/02          15,000,000

                         CONNECTICUT
        35,000           Connecticut, 1997 Ser B.....................................      1.05      07/08/02          35,000,000
                         Connecticut Health & Educational Facilities Authority,
         7,300             Quinnipiac University, Ser F..............................      1.80      07/01/02           7,300,000
        38,500             Yale University, Ser T-2..................................      1.05      07/08/02          38,500,000
        20,000             Yale University, Ser U-2..................................      1.00      07/08/02          20,000,000

                         DELAWARE
        14,000           Delaware Economic Development Authority, Delaware Clean
                          Power Ser 1997 C (AMT).....................................      1.45      07/08/02          14,000,000
        10,000           University of Delaware, Ser 1998............................      1.25      07/08/02          10,000,000

                         DISTRICT OF COLUMBIA
                         District of Columbia,
        16,000             George Washington University, Ser 1999 C (MBIA)...........      1.15      07/08/02          16,000,000
        18,275             Multi-Modal 2000 Ser B (FSA)..............................      1.25      07/08/02          18,275,000

                         FLORIDA
        22,250           Dade County Industrial Development Authority, Dolphins
                          Stadium Ser 1985 B & C.....................................      1.25      07/08/02          22,250,000
        30,000           Jacksonville Health Facilities Authority, Charity Obligated
                          Group Ser 1997 C (MBIA)....................................      1.25      07/08/02          30,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*          VALUE

----------------------------------------------------------------------------------------------------------------------------------

       $14,000           Orlando Utility Commission, Water & Electric System
                          Ser 2002 A.................................................      1.15%     07/08/02      $   14,000,000
        20,000           Pasco County School Board, Ser 1996 COPs (Ambac)............      1.25      07/08/02          20,000,000
        30,845           Sunshine State Government Financing Commission, Ser 1986A
                          (Ambac)....................................................      1.30      07/08/02          30,845,000
        18,600           Tampa Bay Water, Utility System Ser 2002 (AMT)..............      1.30      07/08/02          18,600,000
        18,300           Volusia County Health Facilities Authority, Pooled Ser 1985
                          (FGIC)**...................................................      1.26      07/08/02          18,300,000

                         GEORGIA
        21,000           Albany-Dougherty County Hospital Authority, Phoebe-Putney
                          Memorial Hospital Ser 1991 (Ambac)**.......................      1.30      07/08/02          21,000,000
                         Atlanta, Water & Wastewater
        50,000             Ser 2001 B (FSA)..........................................      1.15      07/08/02          50,000,000
         1,200             Ser 2002 C (FSA)..........................................      1.75      07/01/02           1,200,000
        13,700           Clayton County Hospital Authority, Southern Regional Medical
                          Center Ser 1998B**.........................................      1.25      07/08/02          13,700,000
        12,000           Georgia Municipal Electric Authority, Ser 1985 B............      1.10      07/08/02          12,000,000
        20,000           Metropolitan Atlanta Rapid Transit Authority, Ser 2000 A....      1.25      07/08/02          20,000,000

                         ILLINOIS
        15,000           Chicago, Metropolitan Water Reclamation District 2002
                          Ser A......................................................      1.20      07/08/02          15,000,000
        10,000           Cook County, Ser 2002 B.....................................      1.43      07/08/02          10,000,000
                         Illinois Development Finance Authority,
        20,000             Chicago Symphony Ser 1996.................................      1.25      07/08/02          20,000,000
        17,000             Palos Community Hospital Ser 1994.........................      1.30      07/08/02          17,000,000
        33,500           Illinois Health Facilities Authority, Northwestern Memorial
                          Hospital, Ser 1995, Ser 2002 A & B.........................      1.85      07/01/02          33,500,000
        19,900           Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA).....      1.20      07/08/02          19,900,000

                         KENTUCKY
        11,500           Breckinridge County, Association of Counties Leasing Trust
                          2002 Ser A.................................................      1.85      07/01/02          11,500,000
        22,500           Kenton County Airport Board, Flight Safety International Inc
                          Ser 2001 A (AMT)...........................................      1.33      07/08/02          22,500,000
                         Louisville & Jefferson County Regional Airport Authority,
        22,400             United Parcel Service of America Ser 1999A (AMT)..........      1.90      07/01/02          22,400,000
        39,400             United Parcel Service of America Ser 1999C (AMT)..........      1.70      07/01/02          39,400,000

                         LOUISIANA
        13,700           New Orleans Aviation Board, Ser 1993 B (MBIA)**.............      1.35      07/08/02          13,700,000

                         MASSACHUSETTS
        50,280           Massachusetts, Refg 1998 Ser B..............................      1.15      07/08/02          50,280,000
         7,000           Massachusetts Bay Transportation Authority, Ser 2000........      1.10      07/08/02           7,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*          VALUE

----------------------------------------------------------------------------------------------------------------------------------

                         Massachusetts Health & Educational Facilities Authority,
       $20,000             Bentley College Ser K.....................................      1.25%     07/08/02      $   20,000,000
        16,300             Harvard University Ser 1999 R.............................      1.10      07/08/02          16,300,000
        40,000             Harvard University Ser 1999 R.............................      1.20      07/08/02          40,000,000
                         Massachusetts Water Resources Authority,
         9,900             Multi-Modal Sub 1999 Ser B................................      1.15      07/08/02           9,900,000
        33,100             Multi-Modal Sub 2001 Ser A (FGIC).........................      1.20      07/08/02          33,100,000

                         MICHIGAN
                         Detroit, Sewage Disposal System
        20,000             Second Lien Ser 2000 E (FGIC).............................      2.12      10/03/02          20,000,000
        59,970             Senior Lien Ser 2001 C-1 (FSA)............................      1.20      07/08/02          59,970,000
        25,000           Detroit, Water Supply System Refg Second Lien Ser 2001-C
                          (FGIC).....................................................      1.20      07/08/02          25,000,000
         8,600           Holt Public Schools, Ser 2000 B.............................      1.15      07/08/02           8,600,000
        33,200           Michigan, Grant Anticipation Notes Ser 2001 A & B...........      1.20      07/08/02          33,200,000
        11,000           Oakland University, Ser 2001................................      1.25      07/08/02          11,000,000
        29,875           Saline Area Schools Ser 2000 B..............................      1.15      07/08/02          29,875,000

                         MINNESOTA
        40,985           Minneapolis, Convention Center Ser 1999.....................      1.20      07/08/02          40,985,000
        20,000           Minnesota Housing Finance Agency, Residential Housing Ser B
                          (AMT)......................................................      1.90      12/04/02          20,000,000
        26,465           University of Minnesota Regents, Ser 1999A & Ser 2001A......      1.25      07/08/02          26,465,000

                         MISSISSIPPI
         8,500           Jackson County, Chevron USA Inc Ser 1993....................      1.85      07/01/02           8,500,000

                         MISSOURI
        18,215           Lee's Summit, Multifamily Housing Ser 2001 A................      1.40      07/08/02          18,215,000
                         Missouri Health & Educational Facilities Authority,
         2,900             Cox Health System Ser 1997 (MBIA).........................      1.85      07/01/02           2,900,000
        20,000             Stowers Institute Ser 2002................................      1.25      07/08/02          20,000,000
        23,300           University of Missouri, Ser 2000 B..........................      1.85      07/01/02          23,300,000

                         NEVADA
                         Clark County,
         9,000             Airport Sub Lien Ser 1999 B-1 (AMT).......................      1.30      07/08/02           9,000,000
        47,000             Airport Sub Lien Ser 2001 C (FGIC)........................      1.20      07/08/02          47,000,000

                         NEW HAMPSHIRE
                         New Hampshire Higher Educational & Health Facilities Authority,
        16,000             Dartmouth College Ser 2002................................      1.15      07/08/02          16,000,000
        10,000             St Paul 's School Ser 1998**..............................      1.30      07/08/02          10,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*          VALUE

----------------------------------------------------------------------------------------------------------------------------------

                         NEW MEXICO
                         Farmington,
       $12,660             Arizona Public Service Co Ser 1994 B......................      1.80%     07/01/02      $   12,660,000
        21,900             Arizona Public Service Co 1994 Ser C (AMT)................      1.75      07/01/02          21,900,000

                         NEW YORK
        10,100           Long Island Power Authority, Electric, Ser 2 Subser 2A......      1.10      07/08/02          10,100,000
         3,500           New York City, 1992 Ser D (FGIC)............................      1.15      07/08/02           3,500,000
                         New York State Energy Research & Development Authority,
         4,200             Consolidated Edison Co of New York Ser 2001 A-3 (AMT).....      1.20      07/08/02           4,200,000
           200             New York State Electric & Gas Corp Ser 1994 D.............      1.85      07/01/02             200,000
        13,180           New York State Local Government Assistance Corporation,
                          Ser 1993 A.................................................      1.10      07/08/02          13,180,000
        13,000           Triborough Bridge & Tunnel Authority Special Obligation
                          Refunding,
                          Ser 2000 A.................................................      1.15      07/08/02          13,000,000

                         NORTH CAROLINA
        10,800           Charlotte, Fiscal 2002 Ser C................................      1.25      07/08/02          10,800,000
        29,000           Charlotte-Mecklenberg Hospital Authority, Health Care System
                          Ser C......................................................      1.15      07/08/02          29,000,000
         6,900           Durham, Ser 1993A COPs......................................      1.30      07/08/02           6,900,000
        25,000           Mecklenburg County, Ser 2001 COPs...........................      1.25      07/08/02          25,000,000
                         North Carolina Educational Facilities Finance Agency,
        23,200             Duke University Ser 1987A & Ser 1991B **..................      1.00      07/08/02          23,200,000
        13,100             The Bowman Gray School of Medicine Ser 1996...............      1.29      07/08/02          13,100,000
                         North Carolina Medical Care Commission,
         3,850             Duke University Hospital Ser 1985 B.......................      1.20      07/08/02           3,850,000
        39,350             North Carolina Baptist Hospitals Ser 2000.................      1.29      07/08/02          39,350,000
        10,000           The University of North Carolina at Chapel Hill, Ser 2001
                          C..........................................................      1.10      07/08/02          10,000,000

                         OHIO
         9,400           Cleveland Airport System Ser 1997 D (AMT)...................      1.30      07/08/02           9,400,000
         9,900           Columbus, Unlimited Tax Ser 1995-1..........................      1.10      07/08/02           9,900,000
        20,000           Ohio State University General Receipts Ser 1999 B...........      1.50      07/08/02          20,000,000

                         OKLAHOMA
                         Oklahoma Water Resources Board, State Loan Program
        44,315             Ser 1994A, Ser 1995 & Ser 1999............................      1.40      09/03/02          44,315,000
        20,000             Ser 2001..................................................      1.83      10/01/02          20,000,000

                         OREGON
        29,000           Oregon, Veterans Ser 73 G...................................      1.25      07/08/02          29,000,000

                         PENNSYLVANIA
         7,900           Geisinger Authority, Geisinger Health System Ser 2000.......      1.85      07/01/02           7,900,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*          VALUE

----------------------------------------------------------------------------------------------------------------------------------

                         Pennsylvania Higher Education Assistance Agency,
       $25,000             Student Loan 1988 Ser B (Ambac) (AMT).....................      1.30%     07/08/02      $   25,000,000
        40,000             Student Loan 1997 Ser A & 2001 Ser A (Ambac) (AMT)........      1.35      07/08/02          40,000,000
        24,100           York General Authority, Harrisburg School District
                          Subser 1996 B (Ambac)......................................      1.25      07/08/02          24,100,000

                         SOUTH CAROLINA
        24,000           Greenwood County, Fuji Photo Film Inc Ser 2001..............      1.35      07/08/02          24,000,000
        21,000           Piedmond Municipal Power Agency, Ser 1997 A (MBIA)..........      1.35      07/08/02          21,000,000

                         TENNESSEE
                         Clarksville Public Building Authority,
        31,430             Pooled Financing Ser 1995.................................      1.25      07/08/02          31,430,000
         8,000             Pooled Financing Ser 2001.................................      1.85      07/01/02           8,000,000
         7,900           Memphis Airport, Refg Ser 1995 B (AMT)......................      1.40      07/08/02           7,900,000
                         Montgomery County Public Building Authority,
        58,975             Pool Ser 1997 & 1999......................................      1.25      07/08/02          58,975,000
        11,000             Pool Ser 2002.............................................      1.85      07/01/02          11,000,000

                         TEXAS
        30,000           Brownsville, Texas Utilities System Ser A (MBIA)............      1.20      07/08/02          30,000,000
         2,800           Gulf Coast Waste Disposal Authority, Exxon Corp Ser 1995....      1.80      07/01/02           2,800,000
                         Harris County,
        15,000             Toll Road Unlimited Tax Sub Lien Ser G....................      1.20      07/08/02          15,000,000
        18,335             Toll Road Unlimited Tax Sub Lien Ser 1994 D...............      1.15      07/08/02          18,335,000
         4,000           Harris County Health Facilities Development Corporation,
                          St Luke's Episcopal Hospital Ser 2001 B....................      1.85      07/01/02           4,000,000
                         Harris County Industrial Development Corp.
         1,500             Exxon Corp Ser 1984 A.....................................      1.85      07/01/02           1,500,000
        11,900             Exxon Corp Ser 1997 (AMT).................................      1.75      07/01/02          11,900,000
         7,100           Lower Neches Valley Authority, Exxon Oil Refining Ser 1999
                          (AMT)......................................................      1.90      07/01/02           7,100,000
        25,000           Northside Independent School District Ser 2001 A............      3.00      08/01/02          25,008,838
        46,900           Texas Municipal Gas Corporation, Senior Lien Ser 1998**.....      1.25      07/08/02          46,900,000
         6,000           University of Texas System, Refg Ser 2001 A.................      1.25      07/08/02           6,000,000

                         UTAH
        18,600           Eagle Mountain, Gas & Electric Ser 2001.....................      1.20      07/08/02          18,600,000
                         Intermountain Power Agency,
        25,000             1985 Ser E (Ambac)........................................      1.50      12/02/02          25,000,000
        10,700             1985 Ser F (Ambac)........................................      1.50      09/16/02          10,700,000
        24,200           Salt Lake County, Service Station Holdings British Petroleum
                          Ser 1994 B.................................................      1.85      07/01/02          24,200,000
         5,000           Utah County, IHC Health Services Inc 2002 Ser B.............      1.85      07/01/02           5,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*          VALUE

----------------------------------------------------------------------------------------------------------------------------------

                         VIRGINIA
       $15,000           Chesapeake Hospital Authority, Chesapeake General Hospital
                          Ser 2001 A.................................................      1.25%     07/08/02      $   15,000,000

                         WASHINGTON
        15,000           Port of Seattle, 1997 Ser A (AMT)...........................      1.40      07/08/02          15,000,000
        48,500           Washington, Ser VR - 96 A...................................      1.25      07/08/02          48,500,000

                         WISCONSIN
         9,500           Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)................      1.55      07/08/02           9,500,000

                         WYOMING
         1,900           Lincoln County, Exxon Corp Ser 1987 A (AMT).................      1.75      07/01/02           1,900,000
         2,230           Uinta County, Chevron USA Ser 1993..........................      1.75      07/01/02           2,230,000

                         PUERTO RICO
         4,000           Puerto Rico Government Development Bank, Refg Ser 1985
                          (MBIA).....................................................      1.12      07/08/02           4,000,000
                                                                                                                   --------------
                         Total Short-Term Variable Rate Municipal Obligations
                          (COST $2,330,603,838)...............................................................      2,330,603,838
                                                                                                                   --------------

                                                                                                        YIELD TO
                                                                                                        MATURITY
                                                                               COUPON     MATURITY     ON DATE OF
                                                                                RATE        DATE        PURCHASE
                                                                              --------    ---------    ----------

                         Tax-Exempt Commercial Paper (16.9%)

                         COLORADO
        12,500           Regional Transportation District, Sub Lien Sales
                          Tax Ser 2001 A..................................      1.35%     08/15/02        1.35%          12,500,000

                         FLORIDA
        17,000           Jacksonville Electric Authority, Water & Sewer
                          System Ser 2001 D...............................      1.45      08/27/02        1.45           17,000,000
                         Orlando Utility Commission,
        13,000             Water & Sewer System Ser 1999 A................      1.40      07/24/02        1.40           13,000,000
        11,000             Water & Sewer System Ser 1999 A................      1.45      08/22/02        1.45           11,000,000

                         ILLINOIS
        16,480           Illinois Health Facilities Authority, SSM Health
                          Care Ser 1998 B (MBIA)..........................      1.70      08/12/02        1.70           16,480,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                                        YIELD TO
      PRINCIPAL                                                                                         MATURITY
      AMOUNT IN                                                                COUPON     MATURITY     ON DATE OF
      THOUSANDS                                                                 RATE        DATE        PURCHASE         VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         INDIANA
       $13,400           Indiana State Office Building Commission, Hoosier
                          Notes Ser A.....................................      1.40%     10/15/02        1.40%      $   13,400,000

                         LOUISIANA
         8,800           Louisiana, Ser 1991 A............................      1.65      08/08/02        1.65            8,800,000
                         Louisiana Public Facilities Authority,
        10,000             Christus Health Ser 1999 B (Ambac).............      1.75      07/22/02        1.75           10,000,000
        15,000             Christus Health Ser 1999 B (Ambac).............      1.40      08/20/02        1.40           15,000,000

                         MARYLAND
                         Maryland Health & Higher Educational Facilities Authority,
        25,000             The Johns Hopkins Hospital Ser C...............      1.45      08/12/02        1.45           25,000,000
        19,000             The Johns Hopkins Hospital Ser C...............      1.37      10/09/02        1.37           19,000,000

                         MINNESOTA
                         Rochester, Mayo Foundation/Mayo Medical Center
        17,250             Ser 1992 C.....................................      1.40      08/28/02        1.40           17,250,000
        15,000             Ser 1992 C.....................................      1.35      09/12/02        1.35           15,000,000
        10,000             Ser 2000 A.....................................      1.50      08/06/02        1.50           10,000,000
        20,700             Ser 2000 A.....................................      1.50      08/14/02        1.50           20,700,000
         5,600             Ser 2000 C.....................................      1.50      07/25/02        1.50            5,600,000
        15,000             Ser 2001 D.....................................      1.50      07/24/02        1.50           15,000,000

                         NEVADA
        25,000           Clark County Motor Vehicle Fuel Tax Ser B........      1.30      08/20/02        1.30           25,000,000
                         Las Vegas Valley Water District,
         8,000             Water Ser 1999 A...............................      1.40      07/24/02        1.40            8,000,000
        12,000             Water Ser 1999 A...............................      1.45      08/14/02        1.45           12,000,000

                         NEW YORK
        24,000           New York City Municipal Water Finance Authority,
                          Ser 4...........................................      1.65      07/25/02        1.65           24,000,000

                         OHIO
         8,000           Ohio State University Ser D......................      1.40      07/30/02        1.40            8,000,000

                         OKLAHOMA
        10,000           Oklahoma City Industrial & Cultural Facilities
                          Trusts,
                          SSM Healthcare Ser 1998 B (MBIA)................      1.40      07/11/02        1.40           10,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                                       YIELD TO
  PRINCIPAL                                                                                            MATURITY
  AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
  THOUSANDS                                                                   RATE        DATE         PURCHASE       VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         TEXAS
                         Dallas Area Rapid Transit,
       $32,845             Ser 2001.......................................      1.45%     08/13/02        1.45%      $   32,845,000
        15,000             Ser 2001.......................................      1.50      08/14/02        1.50           15,000,000
         8,100             Ser 2001.......................................      1.35      08/27/02        1.35            8,100,000
        19,303           Harris County, Notes Ser A-1.....................      1.45      08/07/02        1.45           19,303,000
         9,750           Houston, Ser C...................................      1.35      07/31/02        1.35            9,750,000
                         San Antonio,
        23,000             Electric & Gas Ser 1995 A......................      1.45      08/21/02        1.45           23,000,000
         7,200             Electric & Gas Ser 1995 A......................      1.40      09/10/02        1.40            7,200,000
         9,300             Electric & Gas Ser 1995 A......................      1.40      10/15/02        1.40            9,300,000
        15,000           Texas A & M University Ser 1993 B................      1.40      07/31/02        1.40           15,000,000
         7,700           Texas Municipal Power Agency, Ser 1991...........      1.65      08/12/02        1.65            7,700,000
        10,000           University of Texas System Board of Regents,
                          Ser A...........................................      1.45      10/10/02        1.45           10,000,000
                         WASHINGTON
         8,600           King County, Sewer Ser A.........................      1.45      07/31/02        1.45            8,600,000
                                                                                                                     --------------
                         Total Tax-Exempt Commercial Paper
                          (COST $497,528,000)....................................................................       497,528,000
                                                                                                                     --------------
                         Short-Term Municipal Notes & Bonds (9.1%)
                         CALIFORNIA
                         California School Cash Reserve Program Authority,
        28,000             2001 Ser A, dtd 07/03/01 (Ambac)...............      4.00      07/03/02        2.65           28,004,035
        28,000             2002 Ser A, dtd 07/03/02 (Ambac) (WI)..........      3.00      07/03/03        1.67           28,366,240
                         COLORADO
        20,000           Colorado, Ser 2002 A TRANs, dtd 07/02/02 (WI)....      3.00      06/27/03        1.51           20,289,400
                         GEORGIA
         6,520           Georgia, Ser 2001 C, dtd 11/01/01................      3.25      11/01/02        1.96            6,548,348
                         IDAHO
        25,000           Idaho, Ser 2002 TANs, dtd 07/01/02 (WI)..........      3.00      06/30/03        1.63           25,336,000
                         IOWA
        17,000           Iowa School Corporations, Warrant Certificates
                          Ser 2002-2003 (FSA), dtd 06/21/02...............      2.75      06/20/03        1.65           17,179,399
                         MICHIGAN
        22,000           Michigan Municipal Bond Authority,
                          Ser 2001 C-2,
                          dtd 08/21/01....................................      3.50      08/22/02        2.58           22,029,180
                         NEW MEXICO
        20,000           New Mexico Ser 2002-2003 TRANs,
                          dtd 07/02/02 (WI)...............................      3.00      06/30/03        1.51           20,291,800

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                                       YIELD TO
  PRINCIPAL                                                                                            MATURITY
  AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
  THOUSANDS                                                                   RATE        DATE         PURCHASE       VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         NEW YORK
       $12,000           New York City Transitional Finance Authority,
                          Recovery Notes Fiscal 2002 Ser A, dtd
                          10/04/01........................................      3.25%     10/02/02        2.13%      $   12,034,231

                         OHIO
         8,865           Gateway Economic Development Corporation of
                          Greater Cleveland, Excise Tax Senior Lien Refg
                          Ser 2001 (AMT) (FSA), dtd 08/15/01..............      4.12      09/01/02        2.15            8,888,950
        14,000           Ohio Housing Finance Agency, Residential Mortgage
                          2001 Ser E TRANs (AMT), dtd 07/31/01............      2.75      08/15/02        2.75           14,000,000

                         SOUTH CAROLINA
        20,000           South Carolina Association of Government
                          Organizations, Ser 2002 COPs TANs, dtd 07/02/02
                          (WI)............................................      3.00      04/15/03        1.45           20,240,800

                         TEXAS
        20,000           Houston, Ser 2002 TRANs, dtd 07/02/02 (WI).......      3.00      06/30/03        1.58           20,278,000
        25,000           Texas, Ser 2001 A TRANs, dtd 09/04/01............      3.75      08/29/02        2.47           25,052,691
                                                                                                                     --------------
                         Total Short-Term Municipal Notes & Bonds
                          (COST $268,539,074)....................................................................       268,539,074
                                                                                                                     --------------

                         Total Investments
                          (COST $3,096,670,912) (a)................................................      105.1%       3,096,670,912

                         Liabilities in Excess of Other Assets.....................................       (5.1)        (150,020,307)
                                                                                                         -----       --------------
                         Net Assets................................................................      100.0%      $2,946,650,605
                                                                                                         =====       ==============

---------------------

            AMT            ALTERNATIVE MINIMUM TAX.
           COPS            CERTIFICATES OF PARTICIPATION.
           TANS            TAX ANTICIPATION NOTES.
           TRANS           TAX AND REVENUE ANTICIPATION NOTES.
            WI             SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
             +             RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2002.
             *             DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
                           DEMAND.
            **             ALL OR A PORTION OF THIS SECURITY IS SEGREGATED IN
                           CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.
            (a)            COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

           AMBAC           AMBAC ASSURANCE CORPORATION.
           FGIC            FINANCIAL GUARANTY INSURANCE COMPANY.
            FSA            FINANCIAL SECURITY ASSURANCE INC.
           MBIA            MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost $3,096,670,912)...    $3,096,670,912
Cash........................................................         5,390,571
Receivable for:
  Investments sold..........................................        11,695,000
  Interest..................................................         7,882,630
Prepaid expenses and other assets...........................            72,572
                                                                --------------

    Total Assets............................................     3,121,711,685
                                                                --------------
Liabilities:
Payable for:
  Investments purchased.....................................       173,909,558
  Investment management fee.................................           827,451
  Distribution fee..........................................           231,297
Accrued expenses and other payables.........................            92,774
                                                                --------------

    Total Liabilities.......................................       175,061,080
                                                                --------------

    Net Assets..............................................    $2,946,650,605
                                                                ==============
Composition of Net Assets:
Paid-in-capital.............................................    $2,946,620,641
Accumulated undistributed net investment income.............            40,054
Accumulated net realized loss...............................           (10,090)
                                                                --------------
    Net Assets..............................................    $2,946,650,605
                                                                ==============
    Net Asset Value Per Share,
     2,946,661,090 shares outstanding (unlimited shares
     authorized of $.01 par value)..........................    $         1.00
                                                                ==============

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income.............................................    $57,905,006
                                                                -----------

Expenses
Investment management fee...................................     11,070,161
Distribution fee............................................      3,119,316
Transfer agent fees and expenses............................        379,805
Custodian fees..............................................        129,029
Registration fees...........................................         72,577
Shareholder reports and notices.............................         62,299
Professional fees...........................................         44,832
Trustees' fees and expenses.................................         18,734
Other.......................................................         33,080
                                                                -----------

    Total Expenses..........................................     14,929,833

Less: expense offset........................................       (128,658)
                                                                -----------

    Net Expenses............................................     14,801,175
                                                                -----------

Net Investment Income.......................................    $43,103,831
                                                                ===========

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                                  FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                                 JUNE 30, 2002       JUNE 30, 2001
                                                                ----------------    ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $   43,103,831      $  102,040,860
Net realized gain...........................................          --                     22,179
                                                                 --------------      --------------

    Net Increase............................................         43,103,831         102,063,039

Dividends to shareholders from net investment income........        (43,102,764)       (102,041,665)

Net increase (decrease) from transactions in shares of
 beneficial interest........................................       (128,761,190)        415,045,550
                                                                 --------------      --------------

    Net Increase (Decrease).................................       (128,760,123)        415,066,924

Net Assets:
Beginning of period.........................................      3,075,410,728       2,660,343,804
                                                                 --------------      --------------

End of Period (Including accumulated undistributed net
 investment income of $40,054 and $38,987, respectively)....     $2,946,650,605      $3,075,410,728
                                                                 ==============      ==============

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $5,958,498,405 and $6,122,901,251, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,276. At June 30, 2002, the Fund had an accrued pension liability of $56,773, which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE YEAR        FOR THE YEAR
                                                                     ENDED              ENDED
                                                                 JUNE 30, 2002      JUNE 30, 2001
                                                                ---------------    ----------------
Shares sold.................................................     9,459,188,018      10,854,872,880
Shares issued in reinvestment of dividends..................        43,102,764         102,041,665
                                                                --------------     ---------------
                                                                 9,502,290,782      10,956,914,545
Shares redeemed.............................................    (9,631,051,972)    (10,541,868,995)
                                                                --------------     ---------------
Net increase (decrease) in shares outstanding...............      (128,761,190)        415,045,550
                                                                ==============     ===============

6. Federal Income Tax Status
At June 30, 2002, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extend provided by regulations.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or Fund's STATEMENT OF ADDITIONAL INFORMATION.

FOR THE YEAR ENDED JUNE 30,                               2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                     $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
---------------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                     0.011           0.026           0.026           0.023           0.028
---------------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income                (0.011)         (0.026)         (0.026)         (0.023)         (0.028)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $ 1.00          $ 1.00          $ 1.00          $ 1.00          $ 1.00
---------------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                               1.15%           2.68%           2.60%           2.31%           2.84%
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
 Expenses (before expense offset)                           0.60%           0.59%           0.61%           0.63%(1)        0.64%
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                      1.14%           2.64%           2.55%           2.28%           2.79%
---------------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                $762,656        $759,089        $697,703        $625,753        $549,779
---------------------------------------------------------------------------------------------------------------------------------

 (1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

      PRINCIPAL
      AMOUNT IN                                                                           COUPON      DEMAND
      THOUSANDS                                                                           RATE+        DATE*          VALUE

--------------------------------------------------------------------------------------------------------------------------------

                         California Tax-Exempt Short-Term Variable Rate Municipal Obligations (70.3%)
                         ABAG Finance Authority for Nonprofit Corporations,
       $ 8,600           Episcopal Homes Foundation Ser 2000 COPs....................     1.20%      07/08/02      $  8,600,000
        10,000           New De Young Museum Ser 2002 B (MBIA).......................      1.15      07/08/02        10,000,000
        11,000           Bay Area Toll Authority, San Francisco Bay Area Toll Bridge
                          Ser B (Ambac)..............................................      1.10      07/08/02        11,000,000
        20,000           Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)**........      1.25      07/08/02        20,000,000
        11,970           California Alternative Energy Source Finance Authority,
                          General Electric Capital Corp-Arroyo Energy 1993 Ser B
                          (AMT)**....................................................      1.15      07/08/02        11,970,000
                         California Educational Facilities Authority,
         5,000           California Institute of Technology Ser 1994.................      1.15      07/08/02         5,000,000
         5,000           Pepperdine University Ser B.................................      1.15      07/08/02         5,000,000
        15,165           Stanford University Ser L-5.................................      1.10      07/08/02        15,165,000
                         California Health Facilities Financing Authority,
         4,100           Adventist Health System/West 1998 Ser A.....................      1.85      07/01/02         4,100,000
         2,000           Adventist Health System/West 2002 Ser A.....................      1.85      07/01/02         2,000,000
        20,000           California Housing Finance Agency, Home Mortgage Ser 2001 J
                          (AMT) (FSA)................................................      1.96      07/01/02        20,000,000
                         California Pollution Control Financing Authority,
        10,485           Chevron USA Inc Ser 1984B...................................      1.80      06/15/03        10,487,668
         5,000           Solid Waste Disposal Waste Management Co Ser 2002 A (AMT)...      1.23      07/08/02         5,000,000
                         California Statewide Communities Development Authority,
         6,415           Chevron USA Inc Project, Ser 2002...........................      1.85      07/01/02         6,415,000
        10,000           Children's Hospital of Los Angeles Ser 2002 A (Ambac).......      1.10      07/08/02        10,000,000
         1,200           John Muir/Mt Diablo Health System Ser 1997 COPs (Ambac).....      1.93      07/01/02         1,200,000
         1,700           University Retirement Community at Davis Inc Ser 1998
                          COPs.......................................................      1.85      07/01/02         1,700,000
         7,800           California Transit Finance Authority, Ser 1997 (FSA)........      1.15      07/08/02         7,800,000
        23,600           Contra Costa County, Multifamily The Park Regency 1992
                          Ser A (AMT)................................................      1.25      07/08/02        23,600,000
        10,000           East Bay Municipal Utility District, Wastewater Ser 2002 B
                          (FSA)......................................................      1.10      07/08/02        10,000,000
         7,000           Eastern Municipal Water District, Water & Sewer Ser 1993 B
                          COPs (FGIC)................................................      1.10      07/08/02         7,000,000
        10,500           Fremont, Creekside Village Multifamily Ser 1985 D**.........      1.15      07/08/02        10,500,000
        14,600           Fresno, Sewer System Sub Lien Ser 2000 A....................      1.10      07/08/02        14,600,000
        14,200           Glendale Financing Authority, Police Building Ser 2000
                          COPs.......................................................      1.20      07/08/02        14,200,000
         8,000           Golden Empire Schools Financing Authority, Kern High School
                          District Ser 2001..........................................      1.20      07/08/02         8,000,000
                         Irvine Assessment District,
         8,050           No 00-18, Improvement Bond Act 1915.........................      1.75      07/01/02         8,050,000
         3,010           No 97-16, Improvement Bond Act 1915.........................      1.75      07/01/02         3,010,000

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*         VALUE

--------------------------------------------------------------------------------------------------------------------------------

       $ 3,800           Irvine Ranch Water District, Ser 1993.......................     1.75%      07/01/02      $  3,800,000
         8,700           Lancaster, Antelope Pines Apartment Ser 2001 A..............      1.10      07/08/02         8,700,000
                         Los Angeles, Multifamily
         1,440           1985 Ser K..................................................      1.30      07/08/02         1,440,000
         3,150           1994 Ser A (AMT)............................................      1.90      07/01/02         3,150,000
                         Los Angeles Department of Water & Power,
        12,000           Power System 2001 Ser B Subser B-1..........................      1.20      07/08/02        12,000,000
         6,000           Power System 2001 Ser B Subser B-6..........................      1.85      07/01/02         6,000,000
        20,000           Water System 2001 Ser B Subser B-1**........................      1.20      07/08/02        20,000,000
         7,000           Los Angeles Wastewater System Ser 2001 B (FGIC).............      1.88      10/31/02         7,000,000
                         Metropolitan Water District of Southern California,
         9,895           Water 1996 Ser A (Ambac)....................................      1.10      07/08/02         9,895,000
         6,000           Water 1998 Ser C............................................      1.25      07/08/02         6,000,000
        10,000           Water 2000 Ser B-4**........................................      1.10      07/08/02        10,000,000
        16,100           Monterey Peninsula Water Management District, Wastewater
                          Ser 1992 COPs..............................................      1.25      07/08/02        16,100,000
                         Newport Beach, Hoag Memorial Hospital Presbyterian
         1,600           Ser 1992....................................................      1.96      07/01/02         1,600,000
         4,400           Ser 1996 C..................................................      1.85      07/01/02         4,400,000
        27,700           Oakland-Alameda County Coliseum Authority, Oakland Coliseum
                          Project 2000 Refg Ser C-1..................................      1.15      07/08/02        27,700,000
        10,000           Orange County Housing Authority, Oasis Martinique Refg 1998
                          Issue I....................................................      1.12      07/08/02        10,000,000
        16,900           Orange County Sanitation District, Ser 2000 A & Ser 2000 B
                          COPs.......................................................      1.75      07/01/02        16,900,000
        11,500           Pomona Redevelopment Agency, Park & Plaza Apartments
                          Ser 1998 A.................................................      1.10      07/08/02        11,500,000
        16,200           Rancho Water District Financing Authority, Ser 1998A
                          (FGIC).....................................................      1.10      07/08/02        16,200,000
         3,800           Redlands, Orange Village Apartments 1988 Ser A (AMT)........      1.25      07/08/02         3,800,000
         7,145           Sacramento County, Administration Center & Courthouse
                          Ser 1990 COPs..............................................      1.15      07/08/02         7,145,000
        15,000           San Bernardino County, Medical Center Financing Ser 1998
                          COPs (MBIA)................................................      1.22      07/08/02        15,000,000
        15,000           San Francisco City & County Finance Corporation, Moscone
                          Center
                          Ser 2000-1 (Ambac).........................................      1.20      07/08/02        15,000,000
         5,200           San Francisco City & County Redevelopment Agency, Bayside
                          Village Multifamily Ser 1985 A.............................      1.29      07/08/02         5,200,000
         5,300           San Jose-Santa Clara Clean Water Financing Authority, Sewer
                          Ser 1995 B (FGIC)..........................................      1.10      07/08/02         5,300,000

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                              COUPON      DEMAND
  THOUSANDS                                                                              RATE+       DATE*         VALUE

--------------------------------------------------------------------------------------------------------------------------------

       $ 5,700           Turlock Irrigation District, Ser 2001 A COPs................     1.85%      07/01/02      $  5,700,000
        24,145           West Basin Municipal Water District, Ser 1997 B COPs........      1.15      07/08/02        24,145,000
                         Puerto Rico
         8,000           Puerto Rico Government Development Bank, Refg Ser 1985
                          (MBIA).....................................................      1.12      07/08/02         8,000,000
                                                                                                                   ------------
                         Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations
                          (COST $536,072,668).................................................................      536,072,668
                                                                                                                   ------------

                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                COUPON     MATURITY     ON DATE OF
                                                                                 RATE        DATE        PURCHASE
                                                                               --------    ---------    ----------

                         California Tax-Exempt Commercial Paper (24.3%)
        15,000           California Infrastructure & Economic Development
                          Bank, Salvation Army Western Territory
                          Ser 2001.........................................     1.75%      08/09/02       1.75%         15,000,000
                         East Bay Municipal Utility District,
         8,500           Waste Water Ser 1988..............................      1.40      07/23/02        1.40          8,500,000
        10,000           Water System Ser 1997.............................      1.45      08/08/02        1.45         10,000,000
         7,000           Water System Ser 1997.............................      1.35      08/28/02        1.35          7,000,000
        10,000           Water System Ser 1997.............................      1.25      09/12/02        1.25         10,000,000
        15,000           Long Beach, Harbor Department Ser 1994 A (AMT)....      1.35      07/09/02        1.35         15,000,000
        10,000           Los Angeles County Metropolitan Transportation
                          Authority, Sales Tax Ser A.......................      1.25      07/17/02        1.25         10,000,000
                         Los Angeles Department of Water and Power,
         8,200           Electric Plant Issue 1997.........................      1.20      08/07/02        1.20          8,200,000
        10,000           Electric Plant Issue 1997.........................      1.25      08/07/02        1.25         10,000,000
        15,000           San Diego County Water Authority, Ser #1..........      1.30      10/09/02        1.30         15,000,000
        12,500           San Francisco City & County Public Utility
                          Commission, Water Ser 2001.......................      1.20      08/12/02        1.20         12,500,000
                         San Gabriel Valley Council of Governments,
        12,000           Alameda Corridor-East GANs........................      1.45      08/08/02        1.45         12,000,000
        10,000           Alameda Corridor-East GANs........................      1.40      11/12/02        1.40         10,000,000
                         University of California Regents,
         7,000           Ser A.............................................      1.35      08/21/02        1.35          7,000,000
         5,000           Ser A.............................................      1.35      09/09/02        1.35          5,000,000
        11,700           Ser A.............................................      1.40      10/10/02        1.40         11,700,000
        10,400           Ser A.............................................      1.40      10/17/02        1.40         10,400,000

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002 CONTINUED

                                                                                                         YIELD TO
      PRINCIPAL                                                                                          MATURITY
      AMOUNT IN                                                                 COUPON     MATURITY     ON DATE OF
      THOUSANDS                                                                  RATE        DATE        PURCHASE         VALUE

------------------------------------------------------------------------------------------------------------------------------------

                         Puerto Rico
       $ 8,000           Puerto Rico Government Development Bank,
                          Ser 1996.........................................     1.35%      08/20/02       1.35%        $  8,000,000
                                                                                                                       ------------
                         Total California Tax-Exempt Commercial Paper
                          (COST $185,300,000).....................................................................      185,300,000
                                                                                                                       ------------
                         California Tax-Exempt Short-Term Municipal Notes (15.2%)
                         California School Cash Reserve Program Authority,
        35,000           2001 Pool Ser A (Ambac), dtd 07/03/01.............      4.00      07/03/02        2.65          35,005,044
        35,000           2002 Pool Ser A (Ambac), dtd 07/03/02 (WI)........      3.00      07/03/03        1.67          35,457,800
        15,000           Fresno County, 2001-2002 TRANs, dtd 07/02/01......      3.50      07/01/02        2.63          15,000,696
        15,000           San Jose Financing Authority, Civic Center
                          Ser 2002 A BANs, dtd 07/02/02 (WI)...............      2.50      12/12/02        1.32          15,078,150
        15,000           Santa Cruz, 2002-2003 TRANs, dtd 07/02/02 (WI)....      3.00      07/01/03        1.65          15,198,600
                                                                                                                       ------------
                         Total California Tax-Exempt Short-Term Municipal Notes
                          (COST $115,740,290).....................................................................      115,740,290
                                                                                                                       ------------

                         Total Investments
                          (COST $837,112,958) (A)....................................      109.8%        837,112,958

                         Liabilities in Excess of Other Assets.......................       (9.8)        (74,457,368)
                                                                                           -----        ------------

                         Net Assets..................................................      100.0%       $762,655,590
                                                                                           =====        ============

---------------------

            AMT            ALTERNATIVE MINIMUM TAX.
           BANS            BOND ANTICIPATION NOTES.
           COPS            CERTIFICATES OF PARTICIPATION.
           GANS            GRANT ANTICIPATION NOTES.
           TRANS           TAX AND REVENUE ANTICIPATION NOTES.
            WI             SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
             +             RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2002.
             *             DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
                           DEMAND.
            **             ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED IN
                           CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.
            (A)            COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

           AMBAC           AMBAC ASSURANCE CORPORATION.
           FGIC            FINANCIAL GUARANTY INSURANCE COMPANY.
            FSA            FINANCIAL SECURITY ASSURANCE INC.
           MBIA            MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost
 $837,112,958)....................................  $ 837,112,958
Receivable for:
  Investments sold................................      5,600,000
  Interest........................................      3,093,137
Prepaid expenses..................................         20,838
                                                    -------------

    Total Assets..................................    845,826,933
                                                    -------------
Liabilities:
Payable for:
  Investments purchased...........................     82,039,448
  Investment management fee.......................        283,971
  Distribution fee................................         60,383
Payable to bank...................................        700,703
Accrued expenses and other payables...............         86,838
                                                    -------------

    Total Liabilities.............................     83,171,343
                                                    -------------

    Net Assets....................................  $ 762,655,590
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $ 762,654,987
Accumulated undistributed net investment income...            603
                                                    -------------

    Net Assets....................................  $ 762,655,590
                                                    =============
    Net Asset Value Per Share,
      762,631,263 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $        1.00
                                                    =============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................  $ 13,971,186
                                                    ------------
Expenses
Investment management fee.........................     3,768,683
Distribution fee..................................       799,806
Transfer agent fees and expenses..................        94,844
Professional fees.................................        46,206
Custodian fees....................................        35,881
Shareholder reports and notices...................        34,089
Trustees' fees and expenses.......................        18,834
Registration fees.................................        11,677
Other.............................................        16,190
                                                    ------------

    Total Expenses................................     4,826,210

Less: expense offset..............................       (35,773)
                                                    ------------

    Net Expenses..................................     4,790,437
                                                    ------------

Net Investment Income.............................  $  9,180,749
                                                    ============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2002  JUNE 30, 2001
                                          -------------  -------------
Increase (Decrease) in Net Assets:

Operations:
Net investment income...................  $  9,180,749   $ 22,412,747
Net realized gain.......................       --              44,888
                                          ------------   ------------

    Net Increase........................     9,180,749     22,457,635

Dividends to shareholders from net
 investment income......................    (9,180,575)   (22,412,836)

Net increase from transactions in shares
 of beneficial interest.................     3,566,660     61,341,184
                                          ------------   ------------

    Net Increase........................     3,566,834     61,385,983

Net Assets:
Beginning of period.....................   759,088,756    697,702,773
                                          ------------   ------------

End of Period (Including accumulated
 undistributed net investment income of
 $603 and $403, respectively)...........  $762,655,590   $759,088,756
                                          ============   ============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding
$500 million; 0.425% to the portion of the daily net assets exceeding
$500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding
$2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $1,932,514,550 and $1,926,340,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $3,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,394. At June 30, 2002, the Fund had an accrued pension liability of $49,321 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2002    JUNE 30, 2001
                                          ---------------  ---------------
Shares sold.............................    2,296,072,907    2,787,037,894
Shares issued in reinvestment of
 dividends..............................        9,180,575       22,412,836
                                          ---------------  ---------------
                                            2,305,253,482    2,809,450,730
Shares redeemed.........................   (2,301,686,822)  (2,748,109,546)
                                          ---------------  ---------------
Net increase in shares outstanding......        3,566,660       61,341,184
                                          ===============  ===============

6. Federal Income Tax Status
As of June 30, 2002, the Fund had permanent book/tax differences primarily attributable to capital gain retained by the Fund. To reflect reclassifications arising from these differences, accumulated undistributed net realized gain was charged $23,750, accumulated undistributed net investment income was credited $26 and paid-in-capital was credited $23,724.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2002, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets Government Securities Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the years indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.

FOR THE YEAR ENDED JUNE 30,         2002          2001         2000        1999        1998
----------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------------------
 Net asset value, beginning of
 period                              $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00
----------------------------------------------------------------------------------------------
 Net income from investment
 operations                           0.020         0.053       0.050       0.045       0.049
----------------------------------------------------------------------------------------------
 Less dividends from net
 investment income                   (0.020)+      (0.053)     (0.050)     (0.045)     (0.049)
----------------------------------------------------------------------------------------------
 Net asset value, end of
 period                              $ 1.00        $ 1.00      $ 1.00      $ 1.00      $ 1.00
----------------------------------------------------------------------------------------------

 TOTAL RETURN                          2.01%         5.48%       5.17%       4.64%       5.05%
----------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------
 Expenses                              0.53%         0.56%       0.59%       0.61%       0.63%
----------------------------------------------------------------------------------------------
 Net investment income                 1.96%         5.24%       5.03%       4.50%       4.93%
----------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                       $1,426,996    $1,603,374    $932,466    $995,448    $698,977
----------------------------------------------------------------------------------------------

 + Includes capital gain distribution of less than $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2002

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           U.S. Government Agencies (82.8%)
$875,000   Federal Home Loan Banks
            07/03/02 - 12/20/02...............   1.70 - 2.21%   $  872,642,329
  85,000   Federal Home Loan Mortgage Corp.
            07/03/02 - 07/18/02...............   1.78 - 1.88        84,945,914
 175,000   Federal National Mortgage Assoc.
            07/24/02 - 10/30/02...............   1.76 - 2.21       174,265,149
  50,000   Student Loan Marketing Assoc.
            10/01/02..........................       1.75           49,772,833
                                                                --------------
           Total U.S. Government Agencies
            (COST $1,181,626,225).............................   1,181,626,225
                                                                --------------
           U.S. Government Obligations (7.0%)
 100,000   U.S. Treasury Bills
            07/11/02 - 12/19/02
            (COST $99,547,660)................   1.70 - 1.78        99,547,660
                                                                --------------
           Repurchase Agreement (10.2%)
 146,440   Goldman, Sachs & Co.
            due 07/01/02 (dated 06/28/02;
            proceeds $146,464,163) (a)
            (COST $146,440,000)...............       1.98          146,440,000
                                                                --------------

           Total Investments
            (COST $1,427,613,885) (B).........      100.0%      1,427,613,885
           Liabilities in Excess of Other
            Assets............................       (0.0)           (618,313)
                                                    -----      --------------
           Net Assets.........................      100.0%     $1,426,995,572
                                                    =====      ==============

---------------------

 (A) COLLATERALIZED BY $148,614,725 FEDERAL NATIONAL MORTGAGE ASSOC. 7.0% DUE 05/01/32 VALUED AT $149,368,801.
 (B)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2002

Assets:
Investments in securities, at value (cost
 $1,427,613,885)..................................  $  1,427,613,885
Cash..............................................             4,074
Interest receivable...............................             9,359
Prepaid expenses and other assets.................            54,128
                                                    ----------------

    Total Assets..................................     1,427,681,446
                                                    ----------------
Liabilities:
Payable for:
  Investment management fee.......................           458,927
  Distribution fee................................           109,204
Accrued expenses and other payables...............           117,743
                                                    ----------------

    Total Liabilities.............................           685,874
                                                    ----------------

    Net Assets....................................  $  1,426,995,572
                                                    ================
Composition of Net Assets:
Paid-in-capital...................................  $  1,426,995,379
Accumulated undistributed net investment income...               193
                                                    ----------------

    Net Assets....................................  $  1,426,995,572
                                                    ================
    Net Asset Value Per Share,
      1,426,995,379 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $           1.00
                                                    ================

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2002

Net Investment Income:
Interest Income...................................  $  40,574,053
                                                    -------------
Expenses
Investment management fee.........................      6,675,587
Distribution fee..................................      1,631,279
Transfer agent fees and expenses..................        129,947
Custodian fees....................................         82,065
Registration fees.................................         54,108
Professional fees.................................         46,924
Shareholder reports and notices...................         37,530
Trustees' fees and expenses.......................         18,783
Other.............................................         13,565
                                                    -------------
    Total Expenses................................      8,689,788

Less: expense offset..............................        (47,494)
                                                    -------------

    Net Expenses..................................      8,642,294
                                                    -------------

    Net Investment Income.........................     31,931,759

    Net Realized Gain.............................        400,942
                                                    -------------

Net Increase......................................  $  32,332,701
                                                    =============

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   31,931,759  $   71,452,207
Net realized gain.......................         400,942        --
                                          --------------  --------------

    Net Increase........................      32,332,701      71,452,207
                                          --------------  --------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (31,931,695)    (71,452,583)
Net realized gain*......................        (400,942)       --
                                          --------------  --------------

    Total Dividends and Distributions...     (32,332,637)    (71,452,583)
                                          --------------  --------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................    (176,378,521)    670,908,413
                                          --------------  --------------

    Net Increase (Decrease).............    (176,378,457)    670,908,037

Net Assets:
Beginning of period.....................   1,603,374,029     932,465,992
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $193 and $129, respectively)...........  $1,426,995,572  $1,603,374,029
                                          ==============  ==============

---------------------

 *    SHORT-TERM GAINS ONLY.

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding
$500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

$1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding
$3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. For the year ended June 30, 2002, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2002 aggregated $66,287,027,305 and $66,499,669,466, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $2,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,288. At June 30, 2002, the Fund had an accrued pension liability of $56,785 which is included in accrued expenses in the Statement of Assets and Liabilities.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2002   JUNE 30, 2001
                                          --------------  --------------
Shares sold.............................   5,669,833,665   5,413,238,988
Shares issued in reinvestment of
 dividends and distributions............      32,300,420      71,420,190
                                          --------------  --------------
                                           5,702,134,085   5,484,659,178
Shares redeemed.........................  (5,878,512,606) (4,813,750,765)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................    (176,378,521)    670,908,413
                                          ==============  ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Governments Securities Trust as of June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Trust's ordinary income dividends paid during the fiscal year ended June 30, 2002, 55.76% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
INDEPENDENT AUDITORS' REPORT

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Jonathan R. Page (55)                Vice President                       Since inception of the Funds
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Katherine H. Stromberg (54)          Vice President of Active Assets      Since 1991
c/o Morgan Stanley Trust             California Tax- Free Trust and
Harborside Financial Center,         Active Assets Tax-Free Trust
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two,                           Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February, 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Jonathan R. Page (55)                Managing Director and Portfolio Manager of
c/o Morgan Stanley Trust             the Investment Manager and its investment
Harborside Financial Center,         management affiliates for over 5 years.
Plaza Two,
Jersey City, NJ
Katherine H. Stromberg (54)          Executive Director and Portfolio Manager of
c/o Morgan Stanley Trust             the Investment Manager and its investment
Harborside Financial Center,         management affiliates for over 5 years.
Plaza Two,
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                            PART C OTHER INFORMATION

ITEM 23.  EXHIBITS

 1(a).    Declaration of Trust of the Registrant, dated March 27,
            1981, is incorporated by reference to Exhibit 1(a) of
            Post-Effective Amendment No. 17 to the Registration
            Statement on Form N-1A, filed on August 29, 1995.

 1(b).    Amendment dated May 18, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(b) of
            Post-Effective Amendment No. 17 to the Registration
            Statement on Form N-1A, filed on August 29, 1995.

 1(c).    Amendment dated December 17, 1984 to the Declaration of
            Trust is incorporated by reference to Exhibit 1(c) of
            Post-Effective Amendment No. 17 to the Registration
            Statement on Form N-1A, filed on August 29, 1995.

    2.    Amended and Restated By-Laws of the Registrant, dated
            May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No 21 to the Registration
            Statement on Form N-1A, filed on June 16, 1999.

    3.    Not Applicable.

    4.    Amended and Restated Investment Management Agreement dated
            April 30, 1998 is incorporated by reference to Exhibit 4 of Post-Effective Amendment No. 21 to the Registration
            Statement on Form N-1A, filed on June 16, 1999.

 5(a).    Amended and Restated Distribution Agreement dated May 31,
            1997 is incorporated by reference to Exhibit 6 of
            Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-1A, filed on August 22, 1997.

 5(b).    Selected Dealer Agreement, dated January 4, 1993, between
            Dean Witter Distributors Inc. and Dean Witter Reynolds
            Inc. is incorporated by reference to Exhibit 5(b) of Post-
            Effective Amendment No. 21 to the Registration Statement
            on N-1A, filed on June 16, 1999.

    6.    Second Amended and Restated Retirement Plan for
            Non-Interested Directors or Trustees is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

 7(a).    Custody Agreement, dated September 20, 1991, between The
            Bank of New York and the Registrant is incorporated by
            reference to Exhibit 8 of Post-Effective Amendment No. 17
            to the Registration Statement on Form N-1A, filed on
            August 29, 1995.

 7(b).    Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective
            Amendment No. 18 to the Registration Statement on Form
            N-1A, filed on August 22, 1996.

 7(c).    Amendment to the Custody Agreement dated June 15, 2001, is incorporated by reference to Exhibit 7(c) of
            Post-Effective Amendment No. 24 to the Registration
            Statement on Form N-1A, filed on August 27, 2001.

 7(d).    Foreign Custody Manager Agreement dated June 15, 2001, is
            incorporated by reference to Exhibit 7(d) of
            Post-Effective Amendment No. 24 to the Registration
            Statement on Form N-1A, filed on August 27, 2001.

 8(a).    Amended and Restated Transfer Agency and Service Agreement
            between the Registrant and Morgan Stanley Trust, dated
            September 1, 2000, is incorporated by reference to
            Exhibit 8(a) of Post-Effective Amendment No. 24 to the
            Registration Statement on Form N-1A, filed on August 27,
            2001.

 8(b).    Amended and Restated Services Agreement is incorporated by reference to Exhibit 9 of Post-Effective No. 20 to the
            Registration Statement on Form N-1A, filed on August 20,
            1998.

    9. Opinion of Dennis H. Greenwald, Esq., dated June 2, 1981, is incorporated by reference to Exhibit 9 of the Registration
            Statement on Form N-1, filed on June 2, 1981 and to
            Exhibit No. 9 of Post-Effective Amendment No. 21 to the
            Registration Statement on Form N-1A, filed on June 16,
            1999.

   10.    Consent of Independent Auditors, filed herein.

   11.    Not Applicable.

   12.    Not Applicable.

   13.    Amended and Restated Plan of Distribution pursuant to
            Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 19 to the Registration
            Statement on Form N-1A, filed on August 22, 1997.

16(a).    Code of Ethics of Morgan Stanley Investment Management,
            filed herein.

16(b).    Code of Ethics of the Morgan Stanley Funds, filed herein.

 Other    Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 16 to
            the Registration Statement on Form N-1A, filed on
            August 22, 1994, Post-Effective Amendment No. 20 to the
            Registration Statement on Form N-1A, filed on August 20,
            1998 and Post-Effective Amendment No. 23 to the
            Registration Statement on Form N-1A, filed on August 29,
            2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

         NONE

ITEM 25.  INDEMNIFICATION.

    Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

    Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

    The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

    The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

    See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Investment Advisors"). Morgan Stanley Investment Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.

                    THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
c/o Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311

MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS
MORGAN STANLEY INVESTMENT ADVISORS INC.
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED ("MORGAN STANLEY & CO.
INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA 19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181

MORGAN STANLEY TRUST ("MORGAN STANLEY TRUST")
Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

          NAME AND POSITION WITH            OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT, INCLUDING
    MORGAN STANLEY INVESTMENT ADVISORS                  NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
------------------------------------------  -------------------------------------------------------------------------
Mitchell M. Merin                           President and Chief Operating Officer of Morgan Stanley Investment
  President, Chief Executive Officer        Management; Chairman, Chief Executive Officer and Director of Morgan
  and Director                              Stanley Distributors and Morgan Stanley Trust; President, Chief Executive
                                            Officer and Director of Morgan Stanley Services; President of the Morgan
                                            Stanley Funds; Executive Vice President and Director of Morgan Stanley
                                            DW; Director of Morgan Stanley Investment Management Inc.; Member of the
                                            Executive Committee of Morgan Stanley Investments LP; Director of various
                                            Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                  Managing Director and General Counsel of Morgan Stanley Investment
  Managing Director,                        Management; Managing Director, Secretary, General Counsel and Director of
  Secretary and Director                    Morgan Stanley Services; Vice President and Secretary of Morgan Stanley
                                            Distributors; Vice President, Secretary and General Counsel of the Morgan
                                            Stanley Funds.

A. Thomas Smith III                         Managing Director and General Counsel of Morgan Stanley Services; Vice
  Managing Director and                     President and Assistant Secretary of the Morgan Stanley Funds.
  General Counsel

Joseph J. McAlinden                         Chief Investment Officer and Managing Director of Morgan Stanley
  Managing Director and                     Investment Management Inc.; Chief Investment Officer and Managing
  Chief Investment Officer                  Director of Morgan Stanley Investments LP; Director of Morgan Stanley
                                            Trust.

Barton M. Biggs                             Chairman, Senior Advisor, Managing Director and Director of Morgan
  Managing Director                         Stanley Investment Management Inc. and Managing Director of Morgan
  And Senior Advisor                        Stanley Investments LP.

Thomas L. Bennett                           Managing Director and Director of Morgan Stanley Investment Management
  Managing Director                         Inc.; Director of the Universal Institutional Funds; Managing Director
                                            and Executive Committee member of Morgan Stanley Investments LP; Chairman of Morgan Stanley Institutional Fund Trust; Director of Morgan Stanley
                                            Distribution, Inc.

Ronald E. Robison                           Managing Director, Chief Administrative Officer and Director of Morgan
  Managing Director, Chief Administrative   Stanley Services and Chief Executive Officer and Director of Morgan
  Officer and Director                      Stanley Trust.

Dominic P. Caldecott                        Managing Director of Morgan Stanley Investment Management Inc., Morgan
  Managing Director                         Stanley Investments LP and Morgan Stanley Dean Witter Investment
                                            Management Ltd.; Vice President and Investment Manager of Morgan
                                            Stanley & Co. International.

Rajesh K. Gupta                             Managing Director and Chief Administrative Officer- Investments of Morgan
  Managing Director and                     Stanley Investment Management Inc. and Morgan Stanley Investments LP.
  Chief Administrative Officer-
  Investments

John B. Kemp, III                           President of Morgan Stanley Distributors.
  Executive Director

ITEM 27.  PRINCIPAL UNDERWRITERS

 (a)         Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan
             Stanley Distributors is also the principal underwriter of the following investment companies:

 (1)         Active Assets California Tax-Free Trust
 (2)         Active Assets Government Securities Trust
 (3)         Active Assets Institutional Money Trust
 (4)         Active Assets Money Trust
 (5)         Active Assets Tax-Free Trust
 (6)         Morgan Stanley 21st Century Trend Fund
 (7)         Morgan Stanley Aggressive Equity Fund
 (8)         Morgan Stanley All Star Growth Fund
 (9)         Morgan Stanley American Opportunities Fund
(10)         Morgan Stanley Balanced Growth Fund
(11)         Morgan Stanley Balanced Income Fund
(12)         Morgan Stanley Biotechnology Fund
(13)         Morgan Stanley California Tax-Free Daily Income Trust
(14)         Morgan Stanley California Tax-Free Income Fund
(15)         Morgan Stanley Capital Opportunities Trust
(16)         Morgan Stanley Convertible Securities Trust
(17)         Morgan Stanley Developing Growth Securities Trust
(18)         Morgan Stanley Diversified Income Trust
(19)         Morgan Stanley Dividend Growth Securities Inc.
(20)         Morgan Stanley Equity Fund
(21)         Morgan Stanley European Growth Fund Inc.
(22)         Morgan Stanley Federal Securities Trust
(23)         Morgan Stanley Financial Services Trust
(24)         Morgan Stanley Fund of Funds
(25)         Morgan Stanley Global Advantage Fund
(26)         Morgan Stanley Global Dividend Growth Securities
(27)         Morgan Stanley Global Utilities Fund
(28)         Morgan Stanley Growth Fund
(29)         Morgan Stanley Hawaii Municipal Trust
(30)         Morgan Stanley Health Sciences Trust
(31)         Morgan Stanley High Yield Securities Inc.
(32)         Morgan Stanley Income Builder Fund
(33)         Morgan Stanley Information Fund
(34)         Morgan Stanley Intermediate Income Securities
(35)         Morgan Stanley International Fund
(36)         Morgan Stanley International SmallCap Fund
(37)         Morgan Stanley International Value Equity Fund
(38)         Morgan Stanley Japan Fund
(39)         Morgan Stanley KLD Social Index Fund
(40)         Morgan Stanley Latin American Growth Fund
(41)         Morgan Stanley Limited Duration Fund
(42)         Morgan Stanley Limited Duration U.S. Treasury Trust
(43)         Morgan Stanley Limited Term Municipal Trust
(44)         Morgan Stanley Liquid Asset Fund Inc.
(45)         Morgan Stanley Market Leader Trust
(46)         Morgan Stanley Mid-Cap Value Fund
(47)         Morgan Stanley Multi-State Municipal Series Trust
(48)         Morgan Stanley Nasdaq-100 Index Fund
(49)         Morgan Stanley Natural Resource Development Securities Inc.

(50)         Morgan Stanley New Discoveries Fund
(51)         Morgan Stanley New York Municipal Money Market Trust
(52)         Morgan Stanley New York Tax-Free Income Fund
(53)         Morgan Stanley Next Generation Trust
(54)         Morgan Stanley North American Government Income Trust
(55)         Morgan Stanley Pacific Growth Fund Inc.
(56)         Morgan Stanley Prime Income Trust
(57)         Morgan Stanley Real Estate Fund
(58)         Morgan Stanley S&P 500 Index Fund
(59)         Morgan Stanley Small-Mid Special Value Fund
(60)         Morgan Stanley Special Growth Fund
(61)         Morgan Stanley Special Value Fund
(62)         Morgan Stanley Strategist Fund
(63)         Morgan Stanley Tax-Exempt Securities Trust
(64)         Morgan Stanley Tax-Free Daily Income Trust
(65)         Morgan Stanley Tax-Managed Growth Fund
(66)         Morgan Stanley Technology Fund
(67)         Morgan Stanley Total Market Index Fund
(68)         Morgan Stanley Total Return Trust
(69)         Morgan Stanley U.S. Government Money Market Trust
(70)         Morgan Stanley U.S. Government Securities Trust
(71)         Morgan Stanley Utilities Fund
(72)         Morgan Stanley Value-Added Market Series
(73)         Morgan Stanley Value Fund
(74)         Morgan Stanley Variable Investment Series

 (b)         The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item
             26 above. The principal address of Morgan Stanley
             Distributors is 1221 Avenue of the Americas, New York, New
             York 10020. Other than Messrs. Higgins and Purcell, who are
             Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                   POSITIONS AND OFFICE WITH MORGAN STANLEY DISTRIBUTORS
----                ------------------------------------------------------------
James F. Higgins    Director
Philip J.
Purcell             Director
John Schaeffer      Director
Charles Vadala      Senior Vice President and Financial Principal.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29.  MANAGEMENT SERVICES

    Registrant is not a party to any such management-related service contract.

ITEM 30.  UNDERTAKINGS

    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of August, 2002.

                                                       ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                                                       By:  /s/ Barry Fink
                                                            -----------------------------------------
                                                            Barry Fink
                                                            VICE PRESIDENT AND SECRETARY

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

                          SIGNATURES                                     TITLE                  DATE
                          ----------                                     -----                  ----
(1) Principal Executive Officer                             Chief Executive Officer,
                                                            Trustee and Chairman

     /s/ Charles A. Fiumefreddo
     -------------------------------------------                                              08/28/02
     Charles A. Fiumefreddo
By:

(2) Principal Financial Officer                             Treasurer and Principal
                                                            Accounting Officer

     /s/ Thomas F. Caloia
     -------------------------------------------                                              08/28/02
     Thomas F. Caloia
By:

(3) Majority of the Trustees

               Charles A. Fiumefreddo (Chairman)
                       Philip J. Purcell
                       James F. Higgins

     /s/ Barry Fink
     -------------------------------------------
     Barry Fink                                                                               08/28/02
     Attorney-in-Fact
By:

     Michael Bozic             Manuel H. Johnson
     Edwin J. Garn             Michael E. Nugent
     Wayne E. Hedien          John L. Schroeder

     /s/ David M. Butowsky
     -------------------------------------------
     David M. Butowsky                                                                        08/28/02
     Attorney-in-Fact
By:

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
                                 EXHIBIT INDEX

10.            --   Consent of Independent Auditors

16.(a)         --   Code of Ethics of Morgan Stanley Investment Management

16.(b)         --   Code of Ethics of the Morgan Stanley Funds